                             STATE FARM ASSOCIATES'
                                  FUNDS TRUST

                                        SEMI-ANNUAL REPORT
                                        ------------------
                                        May 31, 2002




                                        Growth Fund


                                        Balanced Fund


                                        Interim Fund


                                        Municipal Bond Fund

                              Table of Contents

Message to Shareowners ..............................  1

The Economy and Markets..............................  2

Portfolio of Investments

   State Farm Growth Fund............................  4

   State Farm Balanced Fund..........................  6

   State Farm Interim Fund........................... 10

   State Farm Municipal Bond Fund.................... 11

Financial Statements

   Statements of Assets and Liabilities.............. 21

   Statements of Operations.......................... 22

   Statements of Changes in Net Assets............... 24

   Notes to Financial Statements..................... 26

Financial Highlights................................. 30

This report must be accompanied or preceded by a prospectus for the State Farm Associates' Funds Trust.

Distributor: State Farm VP Management Corp.

Message to Shareowners of State Farm Associates' Funds Trust

     Common stock prices have continued to decline over the first six months of your Funds' 2002 fiscal year, and it has again been a difficult time for stock portfolios of the Growth and Balanced Funds. As detailed in sections covering the Growth and Balanced Funds later in this report, negative total returns have occurred for those Funds during the six and twelve-month periods ended May 31, 2002.

     Prices of taxable bonds owned by the Interim and Balanced Funds have generally declined somewhat over the past six months. However, interest income earned by the taxable bond portfolios of those Funds more than offset the slight decline in bond values, so that positive total returns were earned by the portfolios. Values of tax-exempt bonds held by the Municipal Bond Fund improved slightly.

     It is important to place the recent negative returns of the stock market in historical perspective. The 18-year period from the beginning of 1982 to the end of 1999 was one of the strongest periods of stock market performance in U.S. history, generating compound average annual returns of 18.1%. Looking at the same data in a different way, if $1 had been invested in the S&P 500/r/ Index* at the beginning of 1982, it would have been worth $19.96 at the end of 1999. Therefore, while returns from the stock market have been disappointing over the past two and one half years, the longer term experience has been satisfying. Over the 76 year period from the beginning of 1926 through the end of 2001, large company stocks in the U.S. provided a compound annual return of approximately 10.7% per year, which compares very favorably with the compound annual return of 5.3% for intermediate-term U.S. Treasury bonds and an annual U.S. inflation rate of about 3.1% per year. Returns cited here were obtained from publications of Ibbotson Associates.

     Concerns about terrorist attacks and global political unrest have been on all of our minds and are affecting financial markets. Obviously, it is very difficult to predict the impact of future terrorist activity. Our concerns are tempered by the realization that the global economy and financial markets have prospered for over half a century in spite of threats potentially more devastating than those faced today.

     The level of general investor uneasiness has increased with heavy publicity recently about problems with senior executives engaged in fraudulent or unethical activity, accounting firms which have failed to audit their clients accurately, and Wall Street analysts issuing inappropriate recommendations. It is important for shareholders of the Funds to understand that our analytical staff does its own independent work. In addition to spending a great deal of time scrutinizing financial statements and analyzing industries and companies, our staff visits personally, on a regular basis, with each of the companies in the stock portfolios. A crucial aspect of these meetings is to assess the character of the executives and determine the "corporate culture" of the firm. Corporate culture is like a glue which holds a firm together. Many companies do not have a corporate culture. Other firms have cultures with which we are not comfortable. Great companies have strong reinforcing cultures which are ethical and demanding. Ultimately, our staff is faced with a decision as to whether we should invest money with these companies. Part of the decision is "soft" rather than based on analytical data. A story that is recounted often among the staff is a conversation we had many years ago with a highly capable chief executive officer who had led his firm for several decades. He attributed much of his success to his focus on two important tenants:

(1) Only do business with the "right" kind of people.

(2) Always remember that people spend their own money quite differently than they spend other people's money.

     The outcome of our work is investments in essential businesses and governmental entities that are run by people with whom we are comfortable. Our process does not ensure success, but it may help us avoid many problems. Despite this orientation, some investments turn out to be unfortunate.

     During present difficult markets, it is particularly important for common stock investors to understand the fundamental linkage between the stock market and wealth creation in our society. Investors in the stock market own more than just a stock certificate. Shareholders own a piece of a business, which includes physical, monetary, and intangible assets, as well as (and more importantly) the skills of management and their capability to innovate and compete successfully.

     Innovation creates wealth. New ideas, processes, and technologies drive increases in the standard of living. The remarkable growth that has occurred in the world since the end of World War II would have been impossible without massive innovation. Interestingly, it is the competitive marketplace which forces innovation to occur, disperses the innovation widely, and rewards those who produce it. In a competitive environment, if firms do not innovate faster than their competitors, they will fall behind and lose business. Innovation is both a carrot and a stick. There is the lure of a big profit from the innovation, but also the grim reality of failure if a firm falls behind on the innovation treadmill.

     Innovation is a fundamental aspect of capitalism. It is the reason why democratic capitalism has become the dominant political and economic structure in the world, discrediting socialism and authoritarian models.

     Innovation is not linked to economic activity or the short-term fluctuations of the stock market. The portfolios have many examples of innovation currently. Some include:

(1) Johnson & Johnson has been a pioneer in the development of a drug coated stent which enhances the success rate of heart catheterizations.

(2) Pfizer is working on a single pill, which combines the benefits of its drugs for cholesterol reduction and blood pressure reduction. Also, Pfizer is in late stage trials for a drug which could be a major advancement in the treatment of epilepsy and pain.

(3) Intel continues to invest in processes which reduce materially the cost of producing semiconductor chips.

(4) ExxonMobil is a leader in the development of seismic processing technology.

(5) Nucor is implementing two projects which could be revolutionary breakthroughs in steel-making technology.

(6) 3M and Caterpillar have been quite successful in reducing costs through the application of data driven Six Sigma methodology.

     Investors in the Associates' Funds are encouraged to follow a disciplined dollar cost averaging investment program over the long term. Attempting to predict stock market fluctuations or changes of interest rates is difficult and can result in value destruction. Interestingly, studies show that during the past 30 years, over 95% of the increase in the S&P 500 Index has occurred on only 1% of the trading days.

Sincerely,

/s/ Kurt G. Moser                     /s/ Paul N. Eckley

Kurt G. Moser                         Paul N. Eckley
Senior Vice President                 Senior Vice President



* The S&P 500/r/ Index tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500 is comprised of 500 common stocks. It is not possible to invest directly in an index. Past performance does not guarantee future results.

The Economy

There is compelling evidence that the U.S. economy is recovering from the recession which most economists say began in the spring of 2001. This recession now appears to have been one of the mildest in history. Real annualized GDP growth for the first quarter of 2002 is presently gauged at 6.1% and follows an improvement of 1.7% in the fourth quarter of 2001. It turns out that negative growth of (1.3)% in the third quarter of last year was the only quarterly negative growth registered during the recession.

It is inevitable that general economic growth will slow from the rapid pace which occurred in the first quarter of 2002. Economists estimate that around 57% of first quarter GDP growth can be attributed to rebuilding of inventories. To sustain reasonable general economic growth going forward, the economy must show more broadly based improvements that will make up for likely smaller contributions from inventory effects.

The chief executive officer of 3M said recently that he expects the next 10 years to be a tougher economic period than the 1990's. Our contacts with companies suggest that this attitude is fairly prevalent in the corporate world.

While consumer spending in the U.S. has remained fairly strong, business investment and capital spending are quite weak. Much of this weakness relates to the massive overbuilding which occurred in the information technology and telecommunications sectors during the internet boom of the late 1990's. There have been estimates that perhaps $1 trillion was spent unwisely through either capital spending on uneconomic projects or overpriced acquisitions of firms. Much of this investment has been or will be written off the financial statements of companies. Mr. Craig Barnett, the chief executive officer of Intel, said recently, "a lot of smart people put a lot of smart money into a lot of dumb ideas." A period of time may be required to absorb the excess capacity which has been built. For example, it appears that telecommunications companies are utilizing just 10 percent of the optical fiber networks they installed during the boom.

The U.S. Equity Market

The U.S. stock market, as measured by the S&P 500 Index, is now facing the prospect of a negative return for the third consecutive calendar year. Over the five month period ended May 31, 2002, its negative total return was (6.5)%. In 2001 and 2000 calendar years, the Index experienced negative total returns of (11.9)% and (9.1)% respectively. General common stock prices in the U.S. have not declined in three consecutive years during the post World War II era.

In line with trends of the last three years, share prices of small and mid-size companies again tended to perform better than those companies which are categorized as large growth companies during the past six months. Additionally, so-called value stocks generally continued to be the best performers recently.

Even with the decline in common stock prices over the past two and one half years, the valuation of the U.S. stock market remains high based on historical valuation metrics. The S&P 500 Index is selling at a price/earnings multiple (based on trailing 12 month operating earnings) of 28x. The average price/earnings ratio over the last 76 years has been approximately 15x. The dividend yield on the S&P 500 Index is 1.4% currently versus a 40-year historical average of about 3%. This valuation disparity is to some extent explained by depressed corporate earnings from the recent recessionary environment, and the relatively low interest rates which are prevalent at the moment.

The U.S. Bond Market

Interest rates on good quality obligations with intermediate and long-term maturities have risen somewhat over the last six months. In addition to the rise in yields, bond markets have reacted to reports of improving general economic conditions by tightening credit spreads. In this instance, credit spreads tightened because interest rates on good quality corporate bonds and other obligations increased less than those on U.S. Treasury securities with comparable maturities. Improving economic conditions tend to make fixed-income investors more comfortable taking some greater degree of credit risk.

Taking cue from stable interest rate policy of the Federal Reserve Board, yields on short-term obligations remain very low and are virtually unchanged over the last six months. The timing of any prospective tightening of monetary policy in the U.S. is now expected later this year or early in 2003. The Federal Open-Market Committee does not appear eager to rush into a tightening mode and is likely to wait for some meaningful improvement on the employment front before moving to a more restrictive stance. However, if conditions continue to indicate that the general economic recovery is sustainable, interest rates are expected to begin a trend upward before too long.

Contrary to what often occurs, the global move to more restrictive monetary policy may not be led by the U.S. this time around. As general economic conditions improve, central banks in the Euro Community and United Kingdom appear to be more concerned about inflation than our Federal Reserve Board seems to be. Central banks in Canada, Australia, New Zealand, Sweden and South Korea have already increased short-term lending rates this year.

                       STATE FARM ASSOCIATES' FUNDS TRUST

Growth Fund

The Growth Fund seeks long-term growth of capital which may be supplemented by income.

At May 31, 2002, common stocks represented 98% of the Growth Fund's total assets. State Farm Investment Management Corp. chooses stocks for the Fund's portfolio based on assessments of the stocks' long-term potential to generate capital gains, but may also consider a stock's long-term potential to generate growth in dividend income.

The Growth Fund experienced negative total returns of (2.92)% and (9.97)% before taxes over the six and twelve months ended May 31, 2002, which compares to (5.68)% and (13.85)% for the S&P 500 Index over the same six and twelve month periods.*

The Growth Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 2002 was (12.86)%, 3.76% and 9.53%, respectively.*

See the previous discussions on the Economy and U.S. Equity Market. Financial highlights for this fund can be found on page 30.

Balanced Fund

The Balanced Fund seeks long-term growth of principal while providing some current income.

The Fund invests in common stocks and bonds. At May 31, 2002, 64% of its assets were invested in common stocks and 36% were in bonds or short-term investments.

It should also be noted that as of May 31, 2002, the Balanced Fund owned WorldCom Inc. bonds valued at $1,620,000, or 0.2% of its net assets. The value of those bonds has dropped approximately 70% since the end of May.

The Balanced Fund experienced negative total returns of (1.38)% and (4.57)% before taxes over the six and twelve months ended May 31, 2002, which compares to (5.68)% and (13.85)% for the S&P 500 over the same six and twelve month periods. Negative returns from the Fund's stock portfolios have been offset to some extent by positive returns from its fixed-income portfolio over this time.*

The Balanced Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 2002 was (6.07)%, 3.77% and 8.33%, respectively.*

See the previous sections on the Economy, U.S. Equity Market and U.S. Bond Market. Financial highlights for this fund can be found on page 31.

Interim Fund

The Interim Fund seeks the realization over a period of years of the highest yield consistent with relatively low price volatility.

Its portfolio is presently 96% invested in U.S. Treasury securities maturing over the next 6 years.

The Interim Fund experienced total returns of 1.60% and 6.79% before taxes over the six and twelve months ended May 31, 2002, which compares to 1.63% and 6.80% for the Lehman Brothers 1-5 year Treasury Index over the same six and twelve month periods.*

The Interim Fund's average total return for the 1-year, 5-year and 10-year periods ended June 30, 2002 was 7.38%, 6.63% and 6.15%, respectively.*

See the previous sections on the Economy and U.S. Bond Market. Financial highlights for this fund can be found on page 32.

Municipal Bond Fund

The Municipal Bond Fund seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

The Fund invests primarily in a diversified portfolio of municipal bonds. At May 31, 2002, municipal bonds represented 99% of total assets, and maturities of the bonds were spread over the next 15 years.

The Municipal Bond Fund experienced total returns of 2.77% and 6.26% before taxes over the six and twelve months ended May 31, 2002, which compares to 2.56% and 6.51% for the Lehman Brothers Municipal Bond Index over the same six and twelve month timeframe.*

The Municipal Bond Fund's average total return for the 1-year, 5-year and 10-year periods ended June 30, 2002 was 6.95%, 5.84 % and 6.03%, respectively.*

See the previous sections on the Economy and U.S. Bond Market. Financial highlights for this fund can be found on page 33.

* Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that your Fund Shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                           PORTFOLIO OF INVESTMENTS
                                 May 31, 2002
                                  (Unaudited)


                                                           Shares          Value
                                                        ----------     ------------
Common Stocks (97.8%)

Agriculture, Foods, & Beverage (7.3%)
   Archer-Daniels-Midland Co.                            3,477,500     $ 50,597,625
   Campbell Soup Co.                                        92,000        2,599,000
   Hershey Foods Corp.                                     113,200        7,553,836
   Kellogg Co.                                             930,000       34,131,000
   McCormick & Co. Inc.                                    428,600       11,255,036
   Pepsico Inc.                                            378,900       19,695,222
   Sara Lee Corp.                                          208,000        4,384,640
   Sysco Corp.                                             430,000       11,975,500
   The Coca-Cola Co.                                       710,900       39,497,604
                                                                       ------------
                                                                        181,689,463
                                                                       ------------
Banks (7.1%)
   AmSouth Bancorporation                                  333,637        7,406,741
   Bank of America Corp.                                   314,468       23,839,819
   Fifth Third Bancorp                                     111,900        7,292,523
   M&T Bank Corp.                                           94,300        8,220,131
   Northern Trust Corp.                                    144,000        7,462,080
   Popular Inc.                                            830,316       26,487,081
   SouthTrust Corp.                                        690,000       17,919,300
   SunTrust Banks Inc.                                     211,800       14,465,940
   Wells Fargo & Co.                                     1,220,000       63,928,000
                                                                       ------------
                                                                        177,021,615
                                                                       ------------
Building Materials & Construction (2.0%)
   Vulcan Materials Co.                                  1,039,200       49,704,936
                                                                       ------------
Chemicals (6.3%)
   Air Products & Chemicals Inc.                           830,000       41,624,500
   EI du Pont de Nemours and Co.                           496,104       22,820,784
   International Flavors &
     Fragrances Inc.                                       561,000       19,107,660
   Sigma-Aldrich Corp.                                   1,375,000       65,601,250
   The Dow Chemical Co.                                    243,000        8,101,620
                                                                       ------------
                                                                        157,255,814
                                                                       ------------
Computer Software & Services (3.7%)
   Automatic Data Processing Inc.                          149,000        7,736,080
   Check Point Software
     Technologies Ltd. (a)                                 129,850        2,111,361
   Electronic Data Systems Corp.                           257,700       13,611,714
   Microsoft Corp. (a)                                   1,336,300       68,164,663
                                                                         ----------
                                                                         91,623,818
                                                                         ----------
Computers (3.9%)
   Hewlett-Packard Co.                                   2,874,000       54,864,660
   International Business Machines
     Corp.                                                 520,300       41,858,135
                                                                       ------------
                                                                         96,722,795
                                                                       ------------
Consumer & Marketing (7.4%)
   Colgate-Palmolive Co.                                   281,200       15,241,040
   HON Industries Inc.                                   1,439,200       40,844,496
   Kimberly Clark Corp.                                    317,876       20,636,510
   McDonald's Corp.                                        499,600       14,958,024
   Nestle SA ADR                                           456,800       27,522,200
   The Gillette Co.                                        661,800       23,540,226
   The Procter & Gamble Co.                                378,600       33,903,630
   Unilever NV ADR                                         125,446        8,219,222
                                                                       ------------
                                                                        184,865,348
                                                                       ------------
Electronic/Electrical Mfg. (8.7%)
   Agilent Technologies Inc. (a)                           548,071       14,452,632
   Applied Materials Inc. (a)                              440,800        9,776,944
   Emerson Electric Co.                                    146,800        8,492,380
   General Electric Co.                                  2,595,100       80,811,414
   Intel Corp.                                           2,029,500       56,054,790
   KLA Tencor Corp. (a)                                    247,200       12,886,536
   Linear Technology Corp.                                 703,200       26,194,200
   Texas Instruments Inc.                                  283,100        8,116,477
                                                                       ------------
                                                                        216,785,373
                                                                       ------------
Financial Services (4.6%)
   American Express Co.                                    365,400       15,533,154
   Citigroup Inc.                                        1,263,833       54,572,309
   JP Morgan Chase & Co.                                   176,490        6,344,816
   MBNA Corp.                                              558,450       20,221,474
   Wachovia Corp.                                          477,800       18,333,186
                                                                       ------------
                                                                        115,004,939
                                                                       ------------
Health Care (19.1%)
   Abbott Laboratories                                     294,500       13,988,750
   Biomet Inc.                                           3,487,500       98,452,125
   Bristol-Myers Squibb Co.                                253,800        7,898,256
   Eli Lilly & Co.                                         947,200       61,283,840
   Johnson & Johnson                                     2,481,600      152,246,160
   Medtronic Inc.                                           80,000        3,692,000
   Merck & Co. Inc.                                        675,700       38,582,470
   Pfizer Inc.                                           2,880,000       99,648,000
                                                                       ------------
                                                                        475,791,601
                                                                       ------------
Machinery & Manufacturing (3.0%)
   3M Co.                                                  248,500       31,169,355
   AptarGroup Inc.                                         190,800        7,132,104
   Caterpillar Inc.                                        421,700       22,042,259
   Deere & Co.                                              57,800        2,716,600
   Illinois Tool Works Inc.                                173,300       12,309,499
                                                                       ------------
                                                                         75,369,817
                                                                       ------------
Media & Broadcasting (4.1%)
   Reuters Group PLC ADR                                   155,433        6,431,818
   SBS Broadcasting SA ADR (a)                             360,181        7,311,674
   The Walt Disney Co.                                   2,619,540       60,013,661

                 See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                  (Unaudited)



                                                           Shares          Value
                                                         ---------    -------------
Common Stocks (Cont.)
Media & Broadcasting (Cont.)
   Viacom Inc. Class B (a)                                 556,500    $  27,246,240
                                                                      -------------
                                                                        101,003,393
                                                                      -------------
Mining & Metals (1.3%)
   BHP Billiton Plc (a)                                    885,000        5,025,039
   Newmont Mining Corp.
     Holding Co.                                            36,700        1,145,407
   Nucor Corp.                                             132,800        8,853,776
   Rio Tinto PLC ADR                                       226,800       17,511,228
                                                                      -------------
                                                                         32,535,450
                                                                      -------------
Oil & Gas (8.4%)
   BP Amoco PLC ADR                                        385,392       19,681,969
   ChevronTexaco Corp.                                     530,000       46,242,500
   Devon Energy Corp.                                      106,102        5,543,830
   Exxon Mobil Corp.                                     2,486,700       99,293,931
   Royal Dutch Petroleum Co. ADR                           516,300       28,396,500
   Tidewater Inc. (a)                                      154,191        6,283,283
   Western Gas Resources Inc.                               65,200        2,416,312
                                                                      -------------
                                                                        207,858,325
                                                                      -------------
Retailers (3.4%)
   Home Depot Inc.                                         396,400       16,525,916
   Wal-Mart Stores Inc.                                  1,270,500       68,734,050
                                                                      -------------
                                                                         85,259,966
                                                                      -------------
Telecom & Telecom Equipment (6.9%)
   ADC Telecommunications Inc. (a)                       1,800,000        6,030,000
   AT&T Wireless Services Inc. (a)                         705,600        5,722,416
   BellSouth Corp.                                         485,300       16,150,784
   Cisco Systems Inc. (a)                                1,439,400       22,713,732
   Corning Inc.                                          1,284,600        6,166,080
   LM Ericsson Telephone Co. ADR                         3,240,300        7,193,466
   Motorola Inc.                                           792,000       12,664,080
   Nokia Corp. ADR                                         886,600       12,306,008
   SAP AG (a)                                               93,300        9,721,286
   SBC Communications Inc.                               1,497,512       51,349,687
   Verizon Communications                                  411,000       17,673,000
   Vodafone Group PLC ADR                                  215,000        3,209,950
                                                                      -------------
                                                                        170,900,489
                                                                      -------------
Utilities & Energy (0.6%)
   Duke Energy Corp.                                       463,300       14,830,233
                                                                      -------------
Total Common Stocks
   (cost $1,300,752,072)                                              2,434,223,375
                                                                      -------------

                                                         Shares or
                                                         principal
                                                          amount          Value
                                                       -----------   --------------
Short-term Investments (1.9%)
   JP Morgan Vista Treasury Plus
     Money Market Fund                                 $48,309,624   $   48,309,624
                                                                     --------------
Total Short-term Investments
   (cost $48,309,624)                                                    48,309,624
                                                                     --------------
TOTAL INVESTMENTS (99.7%)
   (cost $1,349,061,696)                                              2,482,532,999

OTHER ASSETS, NET OF LIABILITIES (0.3%)                                   6,659,228
                                                                     --------------
NET ASSETS (100.0%)                                                  $2,489,192,227
                                                                     ==============

(a) Non-income producing security.

At May 31, 2002, net unrealized appreciation of $1,133,471,303 consisted of gross unrealized appreciation of $1,199,761,199 and gross unrealized depreciation of $66,289,896 based on cost of $1,349,061,696 for federal income tax purposes.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)


                                                           Shares          Value
                                                          --------    -------------
Common Stocks (63.7%)
Agriculture, Foods, & Beverage (4.8%)
   Archer-Daniels-Midland Co.                              940,561     $ 13,685,163
   Campbell Soup Co.                                        26,000          734,500
   Hershey Foods Corp.                                      17,200        1,147,756
   Kellogg Co.                                             310,000       11,377,000
   Pepsico Inc.                                             57,200        2,973,256
   Sara Lee Corp.                                           58,000        1,222,640
   The Coca-Cola Co.                                       190,000       10,556,400
                                                                       ------------
                                                                         41,696,715
                                                                       ------------
Banks (4.6%)
   AmSouth Bancorporation                                   52,312        1,161,326
   Bank of America Corp.                                    44,900        3,403,869
   Fifth Third Bancorp                                      14,400          938,448
   M&T Bank Corp.                                           19,000        1,656,230
   Northern Trust Corp.                                     41,000        2,124,620
   Popular Inc.                                            166,924        5,324,876
   SouthTrust Corp.                                        198,000        5,142,060
   SunTrust Banks Inc.                                      21,400        1,461,620
   Wells Fargo & Co.                                       373,800       19,587,120
                                                                       ------------
                                                                         40,800,169
                                                                       ------------
Building Materials & Construction (0.9%)
   Vulcan Materials Co.                                    160,200        7,662,366
                                                                       ------------
Chemicals (3.9%)
   Air Products & Chemicals Inc.                           230,000       11,534,500
   EI du Pont de Nemours and Co.                           108,705        5,000,430
   International Flavors &
     Fragrances Inc.                                       120,000        4,087,200
   Sigma-Aldrich Corp.                                     245,500       11,712,805
   The Dow Chemical Co.                                     69,000        2,300,460
                                                                       ------------
                                                                         34,635,395
                                                                       ------------
Computer Software & Services (1.4%)
   Microsoft Corp. (a)                                     245,300       12,512,753
                                                                       ------------
Computers (3.0%)
   Hewlett-Packard Co.                                     754,000       14,393,860
   International Business
     Machines Corp.                                        152,100       12,236,445
                                                                       ------------
                                                                         26,630,305
                                                                       ------------
Consumer & Marketing (4.8%)
   HON Industries Inc.                                     160,000        4,540,800
   Kimberly Clark Corp.                                    177,937       11,551,670
   McDonald's Corp.                                         96,700        2,895,198
   Nestle SA ADR                                            53,800        3,241,450
   The Gillette Co.                                        300,000       10,671,000
   The Procter & Gamble Co.                                 81,600        7,307,280
   Unilever NV ADR                                          22,857        1,497,591
                                                                       ------------
                                                                         41,704,989
                                                                       ------------
Electronic/Electrical Mfg. (4.9%)
   Agilent Technologies Inc. (a)                           143,787        3,791,663
   Applied Materials Inc. (a)                              114,400        2,537,392
   Emerson Electric Co.                                     31,200        1,804,920
   General Electric Co.                                    519,600       16,180,344
   Intel Corp.                                             502,800       13,887,336
   KLA Tencor Corp. (a)                                     37,400        1,949,662
   Linear Technology Corp.                                  81,600        3,039,600
   Texas Instruments Inc.                                    6,300          180,621
                                                                       ------------
                                                                         43,371,538
                                                                       ------------
Financial Services (3.1%)
   American Express Co.                                    101,000        4,293,510
   Citigroup Inc.                                          232,900       10,056,622
   JP Morgan Chase & Co.                                    40,330        1,449,864
   MBNA Corp.                                              160,650        5,817,136
   Wachovia Corp.                                          151,400        5,809,218
                                                                       ------------
                                                                         27,426,350
                                                                       ------------
Health Care (12.6%)
   Allergan Inc.                                            77,400        4,883,940
   Biomet Inc.                                             911,250       25,724,587
   Bristol-Myers Squibb Co.                                 36,100        1,123,432
   Eli Lilly & Co.                                         212,000       13,716,400
   Johnson & Johnson                                       396,000       24,294,600
   Medtronic Inc.                                           21,600          996,840
   Merck & Co. Inc.                                        123,400        7,046,140
   Pfizer Inc.                                             960,000       33,216,000
                                                                       ------------
                                                                        111,001,939
                                                                       ------------
Machinery & Manufacturing (2.3%)
   3M Co.                                                   62,300        7,814,289
   AptarGroup Inc.                                          45,900        1,715,742
   Caterpillar Inc.                                        131,200        6,857,824
   Deere & Co.                                              14,700          690,900
   Illinois Tool Works Inc.                                 46,100        3,274,483
                                                                       ------------
                                                                         20,353,238
                                                                       ------------
Media & Broadcasting (4.3%)
   Lee Enterprises Inc. Class A                             42,000        1,548,120
   Lee Enterprises Inc. Class B                             42,000        1,548,120
   Reuters Group PLC ADR                                   200,433        8,293,918
   The Walt Disney Co.                                   1,065,995       24,421,945
   Viacom Inc. Class B (a)                                  41,900        2,051,424
                                                                       ------------
                                                                         37,863,527
                                                                       ------------
Mining & Metals (1.6%)
   Newmont Mining Corp. Holding Co.                         29,200          911,332
   Nucor Corp.                                             109,200        7,280,364
   Rio Tinto PLC ADR                                        73,250        5,655,633
                                                                       ------------
                                                                         13,847,329
                                                                       ------------


                See accompanying notes to financialn statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                  (Unaudited)

                                                           Shares          Value
                                                         ---------     ------------
Common Stocks (Cont.)
Oil & Gas (5.3%)
   BP Amoco PLC ADR                                         89,986      $ 4,595,585
   ChevronTexaco Corp.                                     144,000       12,564,000
   Devon Energy Corp.                                       29,185        1,524,916
   Exxon Mobil Corp.                                       386,500       15,432,945
   Royal Dutch Petroleum Co. ADR                           216,400       11,902,000
   Western Gas Resources Inc.                               22,800          844,968
                                                                       ------------
                                                                         46,864,414
                                                                       ------------
Retailers (1.6%)
   Home Depot Inc.                                          32,800        1,367,432
   Wal-Mart Stores Inc.                                    226,700       12,264,470
                                                                       ------------
                                                                         13,631,902
                                                                       ------------
Telecom & Telecom Equipment (4.3%)
   ADC Telecommunications Inc. (a)                       1,032,800        3,459,880
   AT&T Wireless Services Inc. (a)                         299,880        2,432,027
   BellSouth Corp.                                          47,800        1,590,784
   Cisco Systems Inc. (a)                                  207,400        3,272,772
   Corning Inc.                                            372,300        1,787,040
   LM Ericsson Telephone Co. ADR                           544,000        1,207,680
   Motorola Inc.                                           192,000        3,070,080
   Nokia Corp. ADR                                         144,900        2,011,212
   SBC Communications Inc.                                 470,024       16,117,123
   Verizon Communications                                   38,700        1,664,100
   Vodafone Group PLC ADR                                   60,000          895,800
                                                                       ------------
                                                                         37,508,498
                                                                       ------------
Utilities & Energy (0.3%)
   Duke Energy Corp.                                        86,400        2,765,664
                                                                       ------------
Total Common Stocks
   (cost $276,639,393)                                                  560,277,091
                                                                       ------------


                                                         Principal
                                                          amount           Value
                                                         ---------     -------------
Corporate Bonds (22.9%)
Agriculture, Foods, & Beverage (2.0%)
   Pioneer Hi-Bred International Inc.
   5.750%, 01/15/2009                                  $ 3,000,000      $ 2,972,898
   Dean Foods Co.
   6.625%, 05/15/2009                                    2,500,000        2,361,370
   Archer-Daniels-Midland Co.
   5.870%, 11/15/2010                                    2,950,000        2,946,174
   The Coca-Cola Co.
   5.750%, 03/15/2011                                    3,000,000        3,005,364
   HJ Heinz Co. (b)
   6.625%, 07/15/2011                                    3,000,000        3,114,237
   Sara Lee Corp.
   6.250%, 09/15/2011                                    2,000,000        2,039,860
   Kraft Foods Inc.
   6.250%, 06/01/2012                                    1,000,000        1,022,749
                                                                       ------------
                                                                         17,462,652
                                                                       ------------
Automotive (0.4%)
   Daimler Chrysler North America
   6.900%, 09/01/2004                                    3,000,000        3,146,061
                                                                       ------------
Building Materials & Construction (1.1%)
   Leggett & Platt Inc.
   7.650%, 02/15/2005                                    3,000,000        3,198,192
   Masco Corp.
   6.750%, 03/15/2006                                    3,000,000        3,151,347
   Vulcan Materials Co.
   6.000%, 04/01/2009                                    3,000,000        3,009,933
                                                                       ------------
                                                                          9,359,472
                                                                       ------------
Chemicals (1.7%)
   PPG Industries Inc.
   6.750%, 08/15/2004                                    3,000,000        3,144,501
   EI du Pont de Nemours and Co.
   6.750%, 10/15/2004                                    3,250,000        3,461,390
   Avery Dennison Corp.
   5.900%, 12/01/2008                                    5,000,000        5,012,885
   The Dow Chemical Co.
   6.125%, 02/01/2011                                    3,000,000        2,999,670
                                                                       ------------
                                                                         14,618,446
                                                                       ------------
Computers (0.3%)
   International Business Machines Corp.
   5.375%, 02/01/2009                                    3,000,000        2,951,850
                                                                       ------------
Consumer & Marketing (2.0%)
   Hasbro Inc.
   5.600%, 11/01/2005                                    2,000,000        1,912,500
   Kimberly Clark Corp.
   7.100%, 08/01/2007                                    3,000,000        3,297,825
   The Procter & Gamble Co.
   6.875%, 09/15/2009                                    3,000,000        3,269,271
   Unilever Capital Corp.
   7.125%, 11/01/2010                                    3,000,000        3,262,737
   Clorox Co.
   6.125%, 02/01/2011                                    3,000,000        2,950,353
   McDonald's Corp.
   6.000%, 04/15/2011                                    3,000,000        3,040,860
                                                                       ------------
                                                                         17,733,546
                                                                       ------------

                 See accompanying notes to financialstatements.

               STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                  (Unaudited)

                                                         Principal
                                                          amount           Value
                                                      ------------     ------------
Corporate Bonds (Cont.)
Electronic/Electrical Mfg. (0.3%)
   Emerson Electric Co.
   5.850%, 03/15/2009                                  $ 3,000,000      $ 3,036,162
                                                                       ------------
Financial Services (2.4%)
   Household Finance Corp.
   7.200%, 07/15/2006                                    3,000,000        3,146,265
   Toyota Motor Credit
   5.650%, 01/15/2007                                    2,000,000        2,052,508
   JP Morgan Chase & Co.
   5.350%, 03/01/2007                                    1,000,000        1,006,789
   Citigroup Inc.
   5.000%, 03/06/2007                                    1,000,000        1,002,677
   Ford Motor Credit Co.
   5.800%, 01/12/2009                                    3,000,000        2,856,072
   General Electric Capital Corp.
   7.375%, 01/19/2010                                    2,000,000        2,177,826
   General Motors Acceptance Corp.
   7.750%, 01/19/2010                                    3,000,000        3,231,900
   BellSouth Capital Funding Corp.
   7.750%, 02/15/2010                                    3,000,000        3,318,810
   Wells Fargo Financial
   6.125%, 04/18/2012                                    2,000,000        2,017,948
                                                                       ------------
                                                                         20,810,795
                                                                       ------------
Health Care (1.9%)
   American Home Products Corp.
   6.250%, 03/15/2006                                    2,000,000        2,095,164
   Abbott Laboratories
   5.625%, 07/01/2006                                    3,000,000        3,092,901
   Bristol-Myers Squibb Co.
   4.750%, 10/01/2006                                    3,000,000        2,998,509
   Johnson & Johnson
   6.625%, 09/01/2009                                    3,000,000        3,234,003
   Becton Dickinson & Co.
   7.150%, 10/01/2009                                    3,000,000        3,236,748
   Eli Lilly & Co.
   6.000%, 03/15/2012                                    2,000,000        2,028,570
                                                                       ------------
                                                       100,000,000       16,685,895
                                                                       ------------
Machinery & Manufacturing (2.1%)
   United Technologies Corp.
   7.000%, 09/15/2006                                    3,000,000        3,237,606
   Illinois Tool Works Inc.
   5.750%, 03/01/2009                                    3,000,000        3,020,547
   Caterpillar Inc.
   7.250%, 09/15/2009                                    3,000,000        3,277,149
   Honeywell International Inc.
   7.500%, 03/01/2010                                    3,000,000        3,290,844
   Deere & Co.
   7.850%, 05/15/2010                                    3,000,000        3,277,620
   Dover Corp.
   6.500%, 02/15/2011                                    2,000,000        2,045,760
                                                                       ------------
                                                                         18,149,526
                                                                       ------------
Media & Broadcasting (1.0%)
   The Walt Disney Co.
   5.500%, 12/29/2006                                    2,000,000        2,022,752
   Gannett Co.
   5.500%, 04/01/2007                                    1,000,000        1,023,000
   The Washington Post Co.
   5.500%, 02/15/2009                                    3,000,000        2,960,835
   Knight-Ridder Inc.
   7.125%, 06/01/2011                                    3,000,000        3,110,532
                                                                       ------------
                                                                          9,117,119
                                                                       ------------
Mining & Metals (0.6%)
   Alcan Inc.
   6.450%, 03/15/2011                                    2,000,000        2,057,466
   Alcoa Inc.
   6.500%, 06/01/2011                                    3,000,000        3,135,162
                                                                       ------------
                                                                          5,192,628
                                                                       ------------
Oil & Gas (0.7%)
   Northern Illinois Gas
   5.875%, 08/15/2008                                    3,000,000        3,053,130
   Texaco Capital
   5.500%, 01/15/2009                                    3,000,000        3,015,744
                                                                       ------------
                                                                          6,068,874
                                                                       ------------
Retailers (0.7%)
   Albertsons Inc.
   6.950%, 08/01/2009                                    3,000,000        3,169,074
   Wal-Mart Stores Inc.
   6.875%, 08/10/2009                                    3,000,000        3,244,275
                                                                       ------------
                                                                          6,413,349
                                                                       ------------
Telecom & Telecom Equipment (2.9%)
   Vodafone Group PLC ADR
   7.625%, 02/15/2005                                    3,000,000        3,200,571
   Deutsche Telekom International Financial
   7.750%, 06/15/2005                                    3,000,000        3,127,173
   WorldCom Inc.
   7.750%, 04/01/2007                                    3,000,000        1,620,000
   US West Communications
   5.625%, 11/15/2008                                    5,000,000        4,225,000
   AT&T Corp.
   6.000%, 03/15/2009                                    3,000,000        2,577,042
   Motorola Inc.
   7.625%, 11/15/2010                                    3,000,000        2,986,554

                 See accompanying notes to financial statements.

               STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 May 31, 2002
                                 (Unaudited)

                                                         Principal
                                                          amount          Value
                                                       -----------     ------------
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
   Verizon New Jersey Inc.
   5.875%, 01/17/2012                                  $ 3,000,000      $ 2,889,390
   SBC Communications Inc.
   5.875%, 02/01/2012                                    3,000,000        2,974,050
   Telstra Corp. Ltd.
   6.375%, 04/01/2012                                    2,000,000        2,018,944
                                                                       ------------
                                                                         25,618,724
                                                                       ------------
Utilities & Energy (2.8%)
   Alabama Power Co.
   7.125%, 08/15/2004                                    3,000,000        3,182,805
   Virginia Electric & Power
   5.375%, 02/01/2007                                    3,000,000        3,001,317
   PPL Electric Utilities
   5.875%, 08/15/2007                                    2,000,000        2,023,816
   Duke Energy Corp.
   7.375%, 03/01/2010                                    3,000,000        3,224,544
   IES Utilities
   6.750%, 03/15/2011                                    2,000,000        2,008,070
   Florida Power Corp.
   6.650%, 07/15/2011                                    3,000,000        3,063,057
   Wisconsin Public Service
   6.125%, 08/01/2011                                    3,000,000        2,963,382
   Pacificorp
   6.900%, 11/15/2011                                    2,000,000        2,091,666
   Tampa Electric Co.
   6.875%, 06/15/2012                                    3,000,000        3,049,980
                                                                       ------------
                                                                         24,608,637
                                                                       ------------
Total Corporate Bonds
   (cost $196,977,483)                                                  200,973,736
                                                                       ------------


                                                         Principal
                                                          amount           Value
                                                       -----------     ------------
Government Agency Securities (1.8%)

Federal Home Loan Mortgage Corp.
   7.375%, 05/15/2003                                    5,000,000        5,231,740
Federal National Mortgage Association
   6.000%, 05/15/2008                                   10,000,000       10,504,200
                                                                       ------------
Total Government Agency Securities
   (cost $14,644,197)                                                    15,735,940
                                                                       ------------
U.S. Treasury Obligations (9.9%)

U.S. Treasury Bonds
   11.625%, 11/15/2002                                   2,570,000        2,681,132
   10.750%, 05/15/2003                                   3,000,000        3,237,069
   11.875%, 11/15/2003                                   5,500,000        6,206,189
   11.625%, 11/15/2004                                   1,500,000        1,784,532
   9.375%, 02/15/2006                                   11,500,000       13,605,040
   10.375%, 11/15/2009                                   1,000,000        1,157,500
   10.000%, 05/15/2010                                   7,000,000        8,179,612

U.S. Treasury Notes
   6.000%, 07/31/2002                                    2,500,000        2,517,383
   6.375%, 08/15/2002                                    7,500,000        7,570,312
   6.250%, 02/15/2003                                    5,000,000        5,144,530
   7.250%, 05/15/2004                                    5,000,000        5,383,595
   7.250%, 08/15/2004                                    6,000,000        6,497,346
   7.500%, 02/15/2005                                    5,000,000        5,505,470
   6.500%, 05/15/2005                                    4,500,000        4,854,726
   5.875%, 11/15/2005                                    6,000,000        6,384,612
   6.875%, 05/15/2006                                    1,900,000        2,092,301
   5.500%, 02/15/2008                                    4,000,000        4,196,876
                                                                       ------------
Total U.S. Treasury Obligations
   (cost $81,946,118)                                                    86,998,225
                                                                       ------------


                                                         Shares or
                                                         principal
                                                          amount           Value
                                                       -----------     ------------
Short-term Investments (0.9%)
   JP Morgan Vista Treasury
     Plus Money Market Fund                              8,297,065        8,297,065
                                                                       ------------
Total Short-term Investments
   (cost $8,297,065)                                                      8,297,065
                                                                       ------------
TOTAL INVESTMENTS (99.2%)
   (cost $578,504,256)                                                  872,282,057

OTHER ASSETS, NET OF LIABILITIES (0.8%)                                   7,127,426
                                                                       ------------
NET ASSETS (100.0%)                                                    $879,409,483
                                                                       ============

(a) Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of this security amounted to $3,114,237 or 0.35% of net assets.

At May 31, 2002, net unrealized appreciation of $293,777,801 consisted of gross unrealized appreciation of $308,034,054 and gross unrealized depreciation of $14,256,253 based on cost of $578,504,256 for federal income tax purposes.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

               STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2002
                                  (Unaudited)

                                                         Principal
                                                           amount          Value
                                                       -----------     ------------

U.S. Treasury Obligations (95.7%)

U.S. Treasury Notes
   6.375%, 08/15/2002                                  $ 6,500,000     $  6,560,938
   5.750%, 11/30/2002                                    5,000,000        5,095,510
   6.250%, 02/15/2003                                    6,000,000        6,173,436
   5.750%, 04/30/2003                                    5,000,000        5,158,595
   5.750%, 08/15/2003                                    7,000,000        7,266,602
   4.250%, 11/15/2003                                    7,000,000        7,146,839
   4.750%, 02/15/2004                                    2,000,000        2,059,296
   7.250%, 05/15/2004                                    8,000,000        8,613,752
   7.250%, 08/15/2004                                    7,000,000        7,580,237
   5.875%, 11/15/2004                                    8,000,000        8,451,248
   7.875%, 11/15/2004                                    4,000,000        4,410,780
   7.500%, 02/15/2005                                    4,000,000        4,404,376
   6.500%, 05/15/2005                                    4,000,000        4,315,312
   6.500%, 08/15/2005                                    8,000,000        8,654,064
   5.750%, 11/15/2005                                    8,000,000        8,475,312
   5.875%, 11/15/2005                                    4,000,000        4,256,408
   5.625%, 02/15/2006                                   13,000,000       13,741,403
   4.625%, 05/15/2006                                    7,000,000        7,142,184
   6.500%, 10/15/2006                                   10,000,000       10,904,690
   6.250%, 02/15/2007                                   10,000,000       10,826,560
   6.625%, 05/15/2007                                    7,000,000        7,697,263
   6.125%, 08/15/2007                                    9,000,000        9,700,668
                                                                       ------------
Total U.S. Treasury Obligations
   (cost $154,439,998)                                                  158,635,473
                                                                       ------------

                                                         Shares or
                                                         principal
                                                          amount           Value
                                                       -----------     ------------
Short-term Investments (4.1%)
   JP Morgan Vista Treasury
     Plus Money Market Fund                            $6,834,168      $  6,834,168
                                                                       ------------
Total Short-term Investments
   (cost $6,834,168)                                                      6,834,168
                                                                       ------------
TOTAL INVESTMENTS (99.8%)
   (cost $161,274,166)                                                  165,469,641
OTHER ASSETS, NET OF LIABILITIES (0.2%)                                     314,631
                                                                       ------------
NET ASSETS (100.0%)                                                    $165,784,272
                                                                       ============

At May 31, 2002, net unrealized appreciation of $4,195,475 consisted of gross unrealized appreciation of $4,227,526 and gross unrealized depreciation of $32,051 based on cost of $161,274,166 for federal income tax purposes.

              See accompanying notes to financial statements.

            STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                 May 31, 2002
                                  (Unaudited)

                                                                                     Rating
                                                             Coupon    Maturity     (Moody's   Principal
                                                              rate       date        or S&P)     amount        Value
                                                             ------   ----------     -------  ----------    ----------
Long-term Municipal Bonds (98.8%)

Alabama (1.2%)
  The Water Works and Sewer Board, Birmingham, Alabama,
    Water and Sewer Revenue Bonds, Series 1994
    (Prerefunded to 1-1-2004 @102)                           4.750%   01/01/2005       Aa3     $2,200,000   $2,326,236
   Limestone County Board of Education, Alabama,
     Capital Outlay Tax Antic Warrants, Series 1998          4.900%   07/01/2015       Aaa      2,465,000    2,524,924
                                                                                                            ----------
                                                                                                             4,851,160
                                                                                                            ----------
Alaska (1.9%)
   Anchorage, Alaska, General Obligation General
     Purpose Refunding Bonds                                 4.600%   02/01/2003       Aaa      1,505,000    1,532,707
   Municipality of Anchorage, Alaska, 1993 General
     Obligation Refunding School Bonds, Series B             4.900%   09/01/2003       Aaa      1,500,000    1,554,795
   Municipality of Anchorage, Alaska, 1994 General
     Obligation School Bonds                                 5.400%   07/01/2005       Aaa      1,100,000    1,176,318
   Municipality of Anchorage, Alaska, 2000 General
     Obligation General Purpose Bonds, Series A              5.625%   09/01/2013       Aaa      1,500,000    1,629,255
   Matanuska-Susitna Borough, Alaska, General
     Obligation School Bonds, 1999 Series A                  5.000%   03/01/2015       Aaa      1,565,000    1,597,036
                                                                                                            ----------
                                                                                                             7,490,111
                                                                                                            ----------
Arizona (4.2%)
   Pima County, Arizona, General Obligation Refunding
     Bonds, Series 1992                                      6.300%   07/01/2002       A1       1,000,000    1,003,400
   Deer Valley Unified School District No. 97 of
     Maricopa County, Arizona, School Improvement Bonds,
     Project of 1992, Series A (1993)                        5.125%   07/01/2004       Aaa      2,000,000    2,109,920
   Maricopa County, Arizona, Unified School District No.
     69, Paradise Valley School Improvement Bonds,
     Series 1990A                                            7.100%   07/01/2004       A1       1,000,000    1,081,600
   City of Phoenix, Arizona, General Obligation
     Refunding Bonds, Series 1993 A                          5.300%   07/01/2006       Aa1      2,340,000    2,535,343
   Maricopa County, Arizona, Unified School District No.
     69, Paradise Valley School Improvement Bonds,
     Series 1994A                                            7.100%   07/01/2008       A1       1,000,000    1,180,320
   Maricopa County, Arizona, Unified School District No.
     69, Paradise Valley School Improvement Bonds,
     Series 1994A                                            7.000%   07/01/2009       A1       1,200,000    1,425,636
   Maricopa County, Arizona, Unified School District No.
     69, Paradise Valley School Improvement Bonds,
     Series 1994A                                            7.000%   07/01/2010       A1       2,500,000    2,990,750
   Mesa Unified School District No. 4 of Maricopa
     County, Arizona, School Improvement Bonds, Project
     of 1995, Series D (1997) (Prerefunded to
     07-01-2007 @ 100)                                       4.750%   07/01/2010       Aaa      4,250,000    4,535,558
                                                                                                            ----------
                                                                                                            16,862,527
                                                                                                            ----------

California (4.6%)
   City of Los Angeles, California, Department of Water
     and Power, Electric Plant Refunding Revenue Bonds,
     Second Issue of 1993                                    4.800%   11/15/2004       Aa3      3,000,000    3,181,740
   State Of California, Various Purpose General
     Obligation Bonds                                        6.000%   10/01/2006       A1       2,000,000    2,238,060
   Sacramento County, California, Sanitary District
     Financing Authority Revenue Bonds, 1995                 5.000%   12/01/2007       Aa3      2,830,000    3,065,201
   Sacramento County, California, Sanitary District
     Financing Authority Revenue Bonds, 1995                 5.000%   12/01/2008       Aa3      1,500,000    1,624,665
   State of California, Various Purpose, General
     Obligation Bonds                                        5.000%   02/01/2014       A1       5,000,000    5,167,700
   State of California, Various Purpose, General
     Obligation Bonds                                        5.250%   09/01/2015       A1       3,000,000    3,124,320
                                                                                                            ----------
                                                                                                            18,401,686
                                                                                                            ----------
Colorado (5.8%)
   Jefferson County, Colorado, School District No. R-1
     General Obligation Bonds, Series 1992 (Prerefunded
     to 12-15-2002 @ 101)                                    5.750%   12/15/2003       Aaa      2,000,000    2,064,680


                 See accompanying notes to financial statements.

              STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                          PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                   (Unaudited)

                                                                                     Rating
                                                             Coupon    Maturity     (Moody's  Principal
                                                              rate       date        or S&P)    amount         Value
                                                             ------    --------      -------  ----------    ----------

Long-term Municipal Bonds (Cont.)

Colorado (Cont.)
   Arapahoe County School District # 6, Colorado,
     Littleton Public Schools General Obligation
     Improvement Bonds, Series 1995A                         5.000%   12/01/2007       Aa2    $ 2,000,000   $ 2,158,580
   Cherry Creek School District No. 5, (Arapahoe County,
     Colorado), General Obligation Bonds, Series 1999        5.500%   12/15/2009       Aa1      2,000,000     2,215,500
   Mesa County Valley School District No. 51, County of
     Mesa, State of Colorado, General Obligation Bonds,
     Series 1996                                             5.300%   12/01/2010       Aaa      2,540,000     2,694,686
   St. Vrain School District # R3-1J, Colorado, General
     Obligation, Series 1997                                 5.000%   12/15/2012       Aaa      3,135,000     3,276,577
   City of Boulder, Colorado, Open Space Acquisition
     Refunding Bonds, Series 1999                            5.000%   08/15/2013       Aa1      1,855,000     1,927,531
   School District No. 12 Adams County, Colorado, (Adams
     12 Five Star Schools), General Obligation Bonds,
     Series 2001A                                            5.250%   12/15/2013       Aaa      3,000,000     3,219,510
   Weld County School District 6, Weld County, Colorado,
     General Obligation Bonds, Series 2002                   5.250%   12/01/2014       Aaa      1,365,000     1,458,748
   El Paso County, Colorado, School District Number 2,
     Harrison, (El Paso County, Colorado) General
     Obligation Bonds, Series 2001                           5.500%   12/15/2014       Aaa      1,135,000     1,228,660
   El Paso County, Colorado, School District Number 2,
      Harrison, (El Paso County, Colorado) General
      Obligation Bonds, Series 2001                          5.500%   12/15/2015       Aaa      1,170,000     1,254,345
   Weld County School District 6, Weld County, Colorado,
      General Obligation Bonds, Series 2002                  5.250%   12/01/2016       Aaa      1,530,000     1,602,308
                                                                                                            -----------
                                                                                                             23,101,125
                                                                                                            -----------
Delaware (0.6%)
   The State of Delaware, General Obligation Bonds,
      Series 1994B (Prerefunded to 12-1-2004 @ 100)          6.000%   12/01/2011       Aaa      1,125,000     1,226,554
   The State of Delaware, General Obligation Bonds,
      Series 1994B (Prerefunded to 12-1-2004 @ 100)          6.000%   12/01/2012       Aaa      1,125,000     1,226,553
                                                                                                            -----------
                                                                                                              2,453,107
                                                                                                            -----------
Florida (1.8%)
   State of Florida, State Board of Education, Public
     Education Capital Outlay Refunding Bonds, 1995
     Series C                                                5.125%   06/01/2008       Aa2      2,000,000     2,102,500
   State of Florida, State Board of Education, Public
     Education Capital Outlay Refunding Bonds, 1999
     Series B                                                5.500%   06/01/2016       Aa2      4,910,000     5,250,508
                                                                                                            -----------
                                                                                                              7,353,008
                                                                                                            -----------
Georgia (8.5%)
   Municipal Electric Authority of Georgia, General
     Power Revenue Bonds, Series 1993 A (Escrowed to
     Maturity)                                               5.000%   01/01/2004       A2       1,500,000     1,562,160
   DeKalb County School District, Georgia, General
     Obligation Refunding Bonds, Series 1993                 5.100%   07/01/2004       Aa2      1,205,000     1,262,973
   Forsyth County School District, Georgia, General
     Obligation Bonds, Series 1995 (Prerefunded to
     7-1-2005 @ 102)                                         5.050%   07/01/2007       Aaa      3,215,000     3,490,461
   State of Georgia, General Obligation Bonds,
     Series 1996C                                            6.250%   08/01/2009       Aaa      3,590,000     4,129,397
   State of Georgia, General Obligation Bonds, Series
     1995C                                                   5.700%   07/01/2011       Aaa      2,000,000     2,237,840
   Gwinnett County Water & Sewer Authority, Georgia,
     Revenue Series 1998                                     5.000%   08/01/2011       Aaa      4,000,000     4,247,920
   State of Georgia, General Obligation Bonds, Series
     1995B                                                   5.750%   03/01/2012       Aaa      3,000,000     3,372,240
   State of Georgia, General Obligation Bonds, Series
     1997A                                                   6.250%   04/01/2012       Aaa      3,000,000     3,489,480
   Columbia County, Georgia, General Obligation Bonds
     (Courthouse/Detention Center Projects),
     Series 1998                                             4.700%   02/01/2013       AA-      1,055,000     1,072,629

               See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                   (Unaudited)

                                                                                                 Rating
                                                                         Coupon     Maturity    (Moody's     Principal
                                                                          rate       date        or S&P)       amount        Value
                                                                         ------    ----------    -------    -----------   ----------
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
  Columbia County, Georgia, General Obligation Bonds
    (Courthouse/Detention Center Projects), Series 1998                  4.800%    02/01/2014      AA-      $ 1,195,000  $ 1,211,802
  State of Georgia, General Obligation Bonds, Series B                   5.125%    05/01/2014      Aaa        5,000,000    5,273,850
  Fayette County School District, Georgia, General Obligation
    Refunding School Bonds, Series 1999                                  4.750%    03/01/2015      Aa3        2,500,000    2,514,500
                                                                                                                          ----------
                                                                                                                          33,865,252
                                                                                                                          ----------
Hawaii (2.0%)
  City and County of Honolulu, Hawaii, General Obligation Bonds,
    1996 Series A                                                        5.400%    09/01/2009      Aaa        1,775,000    1,905,179

  City and County of Honolulu, Hawaii, General
  Obligation Bonds, 1996 Series A
    (Prerefunded to 9-1-2008 @ 100)                                      5.400%    09/01/2009      Aaa        2,225,000    2,445,586
  State of Hawaii, General Obligation Bonds of 1992, Series BW           6.375%    03/01/2011      Aa3        3,000,000    3,471,570
                                                                                                                          ----------
                                                                                                                           7,822,335
                                                                                                                          ----------
Idaho (0.4%)
  Joint School District No. 2, Ada & Canyon Counties,
  Idaho, General Obligation School Bonds, Series 1994                    5.000%    07/30/2004      Aa2        1,540,000    1,624,808
                                                                                                                          ----------
Illinois (5.4%)
  State of Illinois, General Obligation Refunding Bonds,
    Series of June 1993                                                  5.000%    06/01/2003      Aa2        2,000,000    2,063,840
  County of DuPage, Illinois, General Obligation Refunding
    Bonds (Alternate Rev. Source - Stormwater Project)                   5.100%    01/01/2004      Aaa        2,025,000    2,096,867
  State of Illinois, General Obligation Bonds, Series September 1996     5.450%    09/01/2009      Aaa        4,000,000    4,296,240
  Forest Preserve District of Kane County, Kane County,
    Illinois, General Obligation Bonds, Series 1999                      5.000%    12/30/2011      Aa3        2,500,000    2,622,025
  Lake County Forest Preserve District, Lake County, Illinois,
    General Obligation Land Acquisition and Development
    Bonds, Series 2000                                                   5.000%    12/15/2012      Aa1        2,000,000    2,087,820
  State of Illinois, General Obligation Bonds, Illinois,
    First Series of April 2001                                           5.375%    04/01/2013      Aaa        2,000,000    2,156,680
  DuPage County Forest Preserve District, Illinois,
    General Obligation, Series 1997                                      4.900%    10/01/2013      Aaa        3,785,000    3,881,404
  Community Unit School District Number 200, DuPage County,
    Illinois (Wheaton-Warrenville), General Obligation School
    Building Bonds, Series 1999                                          5.050%    02/01/2015      Aaa        2,195,000    2,235,586
                                                                                                                          ----------
                                                                                                                          21,440,462
                                                                                                                          ----------
Indiana (1.9%)
  Monroe County Jail, Indiana, First Mortgage Refunding Bonds,
    Series 1993                                                          4.900%    07/01/2002      A1           925,000      927,109
  Indianapolis, Indiana, Local Public Improvement Bond
    Bank, Series 1993A Bonds                                             5.250%    01/10/2004      Aaa        2,000,000    2,075,920
  Southwest Allen, Indiana, High School Building Corp.,
    1st Mortgage Refunding Bonds, Series 1996B                           4.850%    07/15/2006      Aaa        2,125,000    2,259,704
  Eagle-Union Community Schools Building Corporation,
    Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999     4.875%    07/05/2015      Aaa        2,325,000    2,353,620
                                                                                                                          ----------
                                                                                                                           7,616,353
                                                                                                                          ----------
Iowa (1.9%)
  City of Des Moines, Iowa, Sewer Revenue Bonds, Series 1992D
    (Prerefunded to 6-1-2002 @ 100)                                      6.000%    06/01/2003      Aaa        2,000,000    2,000,000
  City of Iowa City, Johnson County, Iowa, Sewer Revenue Bonds
    (Prerefunded to 7-1-2002 @ 100)                                      5.875%    07/01/2004      Aaa        2,045,000    2,051,544

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND'
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                  (Unaudited)

                                                                                                 Rating
                                                                        Coupon      Maturity    (Moody's    Principal
                                                                         rate        date        or S&P)      amount        Value
                                                                        -------    ----------    -------   -----------   -----------
Long-term Municipal Bonds (Cont.)

Iowa (Cont.)
  Polk County, Iowa, Essential County Purpose General
    Obligation Bonds, Series 2001                                        5.000%    06/01/2014      Aaa     $ 3,325,000   $ 3,435,689
                                                                                                                         -----------
                                                                                                                           7,487,233
                                                                                                                         -----------
Kansas (1.3%)
  Johnson County Water District No. 1, Kansas, Water Revenue,
    Series 1982A (Escrowed to maturity)                                 10.250%    08/01/2002      Aaa         120,000       121,620
  Unified School District No. 383, Riley County, Kansas,
    (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001    5.000%    11/01/2014      Aaa       2,790,000     2,907,654
  Kansas Development Finance Authority, Kansas Water Pollution
    Control Revolving Fund Revenue Bonds                                 5.500%    05/01/2015      Aa1       2,000,000     2,191,580
                                                                                                                         -----------
                                                                                                                           5,220,854
                                                                                                                         -----------
Kentucky (1.6%)
  Louisville and Jefferson County Metropolitan Sewer District
    (Commonwealth of Kentucky), Sewer and Drainage System Revenue
    Bonds, Series 1999A                                                  5.500%    05/15/2009      Aaa       2,720,000     2,985,989
  Jefferson County, Kentucky, General Obligation Refunding
    Bonds, Series 1998A                                                  4.600%    12/01/2013      Aa2       1,665,000     1,701,747
  Jefferson County, Kentucky, General Obligation Refunding
    Bonds, Series 1998A                                                  4.700%    12/01/2014      Aa2       1,745,000     1,779,219
                                                                                                                         -----------
                                                                                                                           6,466,955
                                                                                                                         -----------
Louisiana (1.3%)
    State of Louisiana, General Obligation Bonds, Series 1997A           5.375%    04/15/2011      Aaa       5,000,000     5,353,950
                                                                                                                         -----------
Maryland (1.5%)
  Montgomery County, Maryland, General Obligation Consolidated
    Public Improvement, 1998 Series A                                    4.875%    05/01/2013      Aaa       5,750,000     5,978,620
                                                                                                                         -----------
Michigan (3.9%)
  State of Michigan, General Obligation Bonds, Clean Michigan
    Initiative Program, Series 1999A                                     5.500%    11/01/2009      Aaa       3,140,000     3,481,977
  Lake Orion Community School District, County of Oakland,
    State of Michigan, 2000 School Building and Site Bonds,
    (General Obligation - Unlimited Tax), Series A
    (Prerefunded 5-1-2002 @ 100)                                         5.550%    05/01/2011      Aaa       2,500,000     2,732,375
  Northville Public Schools, Michigan, 1997 General Obligation
    School Building & Site & Refunding                                   5.100%    05/01/2011      Aaa       3,800,000     3,955,572
  Clarkston Community Schools, County of Oakland, State of
    Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)    4.850%    05/01/2012      Aaa       2,465,000     2,539,665
  Avondale School District, Oakland County, Michigan, 1999
    Refunding Bonds (Unlimited Tax General Obligation)                   4.850%    05/01/2015      Aaa       1,400,000     1,414,574
  Avondale School District, Oakland County, Michigan, 1999
    Refunding Bonds (Unlimited Tax General Obligation)                   4.900%    05/01/2016      Aaa       1,400,000     1,409,604
                                                                                                                         -----------
                                                                                                                          15,533,767
                                                                                                                         -----------
Minnesota (2.0%)
  County of Ramsey, Minnesota, General Obligation Capital
    Improvement Refunding Bonds, Series 1992C                            5.400%    12/01/2002      Aaa       1,500,000     1,528,605
  State of Minnesota, General Obligation State Refunding
    Bonds of 1983                                                        5.125%    08/01/2004      Aaa       3,215,000     3,321,256

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                  (Unaudited)


                                                                                                Rating
                                                                        Coupon     Maturity    (Moody's     Principal
                                                                         rate        date       or S&P)      amount         Value
                                                                        ------    ----------    -------   -----------    -----------
Long-term Municipal Bonds (Cont.)

Minnesota (Cont.)
  Wayzata Independent School District #284, Minnesota,
    General Obligation School Building Refunding, Series 1998A          5.000%    02/01/2012      Aa1     $ 3,000,000    $ 3,132,420
                                                                                                                         -----------
                                                                                                                           7,982,281
                                                                                                                         -----------
Mississippi (2.2%)
  Jackson Public School District, Mississippi, General
    Obligation School Bonds, Series 1992                                5.800%    07/01/2002      A1        2,100,000      2,106,426
  City of Jackson, Mississippi, Water and Sewer Revenue
    Refunding Bonds, Series 1993-A                                      4.850%    09/01/2004      Aaa       2,000,000      2,078,060
  State of Mississippi, General Obligation Refunding                    5.500%    09/01/2013      Aa3       2,000,000      2,201,980
    Bonds, Series 2001
  State of Mississippi, General Obligation Refunding
    Bonds, Series 2002A (Prerefunded to 11-1-2010 @ 100)                5.500%    12/01/2015      Aa3       2,000,000      2,208,760
                                                                                                                         -----------
                                                                                                                           8,595,226
                                                                                                                         -----------
Missouri (1.2%)
  The School District of St. Joseph, (St. Joseph, Missouri),
    General Obligation School Building Bonds, Series 2000,
    (Missouri Direct Deposit Program)                                   5.450%    03/01/2011      AA+       1,375,000      1,505,267
  Missouri Highways and Transportation Commission,
    State Road Bonds, Series A 2001                                     5.125%    02/01/2016      Aa2       3,000,000      3,096,480
                                                                                                                         -----------
                                                                                                                           4,601,747
                                                                                                                         -----------
Nebraska (2.6%)
  City of Lincoln, Nebraska, Water Revenue and Refunding
    Bonds, Series 1993                                                  4.900%    08/15/2003      Aa2       2,000,000      2,070,960
  Omaha, Nebraska, Public Power District Electric System
    Revenue Bonds, 1993 Series B                                        5.100%    02/01/2005      Aa2       1,500,000      1,589,235
  Omaha Public Power District, Nebraska, Electric System
    Revenue Bonds, 1992 Series B (Escrowed to maturity)                 6.150%    02/01/2012      Aa2       6,000,000      6,848,580
                                                                                                                         -----------
                                                                                                                          10,508,775
                                                                                                                         -----------
North Carolina (2.3%)
  County of Buncombe, North Carolina, Refunding Bonds, Series 1993      5.100%    03/01/2004      Aa2       1,600,000      1,676,720
  Winston-Salem, North Carolina, Water and Sewer System
    Revenue Bonds, Series 1995B (Prerefunded to 6-1-2005 @ 102)         5.000%    06/01/2007      Aa2       1,325,000      1,434,405
  Winston-Salem, North Carolina, Water and Sewer System
    Revenue Bonds, Series 1995B (Prerefunded to 06-01-2005 @ 102)       5.100%    06/01/2008      Aa2       1,665,000      1,807,225
  County of Wake, North Carolina, General Obligation School Bonds,
    Series 1997                                                         4.900%    03/01/2009      Aaa       4,000,000      4,222,760
                                                                                                                         -----------
                                                                                                                           9,141,110
                                                                                                                         -----------
North Dakota (0.5%)
  Fargo, North Dakota, Water Revenue of 1993 (Escrowed to maturity)     5.000%    01/01/2004      Aaa       2,000,000      2,083,820
                                                                                                                         -----------
Ohio (5.5%)
  Hilliard City School District, Ohio, General Obligation
    (Unlimited Tax) School Improvement Bonds, Series 2000               5.300%    12/01/2010      Aa2       2,000,000      2,177,060
  State of Ohio, Higher Education Capital Facilities,
    General Obligation Bonds, Series 2000A                              5.250%    02/01/2011      Aa1       2,000,000      2,141,780
  State of Ohio, Full Faith & Credit General Obligation
    Infrastructure Improvement Bonds, Series 1997                       5.350%    08/01/2012      Aa1       5,000,000      5,295,500
  Lakota Local School District, County of Butler, Ohio,
    General Obligation Unlimited Tax School Improvement
    and Refunding Bonds, Series 2001                                    5.250%    12/01/2013      Aaa       2,780,000      2,954,640

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                  (Unaudited)

                                                                                     Rating
                                                                 Coupon   Maturity  (Moody's   Principal
                                                                  rate      date     or S&P)     amount    Value
                                                                 ------   --------   -------   ---------   -----
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
   Mason City School District, Counties of Warren and Butler,
    Ohio, School Improvement Unlimited Tax General Obligation
    Bonds,  Series 2001                                          5.000%  12/01/2013  Aa2     $2,000,000  $ 2,091,340
   Delaware County, Ohio, General Obligation, Limited Tax, Sewer
    District Improvement Bonds, Series 1999                      4.900%  12/01/2015  Aaa      1,970,000    2,005,893
   Ohio State University ( A State University of Ohio) General
    Receipts Bonds, Series 2002 A                                5.250%  12/01/2016  Aa2      5,095,000    5,331,459
                                                                                                         -----------
                                                                                                          21,997,672
                                                                                                         -----------
Oklahoma (1.9%)
   City of Tulsa, Oklahoma, General Obligation Refunding Bonds
    of 1993                                                      5.050%  06/01/2002  Aa2      1,500,000    1,500,000
   Oklahoma City, Oklahoma, General Obligation Bonds,
    Series 1993                                                  5.150%  05/01/2003  Aa2      1,050,000    1,082,298
   Oklahoma City, Oklahoma, General Obligation Bonds,
    Series 1993                                                  5.250%  05/01/2004  Aa2      1,050,000    1,079,400
   Oklahoma City, Oklahoma, General Obligation Refunding Bonds,
    Series 1993                                                  5.300%  08/01/2005  Aa2      2,000,000    2,146,800
   City of Tulsa, Oklahoma, General Obligation Bonds,
    Series 1999                                                  5.250%  12/01/2009  Aa2      1,680,000    1,828,512
                                                                                                         -----------
                                                                                                           7,637,010
                                                                                                         -----------
Oregon (3.6%)
   Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997
    Series A                                                     5.000%  06/01/2011  Aaa      4,000,000    4,157,760
   Washington and Clackamas Counties School District #23J
    (Tigard-Tualatin), Oregon, General Obligation Bonds,
    Series 1995 (Prerefunded to 6-1-2006 @ 100)                  5.550%  06/01/2011  Aa3      2,000,000    2,185,660
   Deschutes County, Oregon, Administrative School District
    Number 1 (Bend-La Pine) General Obligation Bonds,
    Series 2001A                                                 5.500%  06/15/2014  Aaa      3,500,000    3,774,470
   Gresham-Barlow School District No. 10Jt, Multnomah and
    Clackamas Counties, Oregon, General Obligation Bonds,
    Series 2001                                                  5.500%  06/15/2014  Aaa      1,980,000    2,135,272
   Reynolds School Dist 7, Multnomah County, Oregon, General
    Obligation Refunding Bonds Series 2000                       5.000%  06/15/2015  Aaa      2,135,000    2,251,784
                                                                                                         -----------
                                                                                                          14,504,946
                                                                                                         -----------
Pennsylvania (0.5%)
   Commonwealth of Pennsylvania, General Obligation Bonds,
    First Series of 2001                                         5.000%  01/15/2013  Aa2      2,000,000    2,105,240
                                                                                                         -----------
South Carolina (2.6%)
   Charleston County, South Carolina, General Obligation Bonds
    of 1994 (ULT) (Escrowed to maturity)                         5.400%  06/01/2005  Aa1      1,625,000    1,747,752
   State of South Carolina, General Obligation State Highway
    Bonds, Series 1995                                           5.100%  08/01/2008  Aaa      1,700,000    1,805,723
   State of South Carolina, General Obligation State Highway
    Bonds, Series 1995                                           5.250%  08/01/2009  Aaa      1,700,000    1,803,802
   City of Columbia, South Carolina, Waterworks and Sewer System
    Revenue Bonds, Series 1999                                   5.500%  02/01/2010  Aa2      2,675,000    2,926,477
   School District No. 1 of Richland County, South Carolina,
    General Obligaion Bonds, Series 1999                         5.500%  03/01/2010  Aa1      1,800,000    1,969,164
                                                                                                         -----------
                                                                                                          10,252,918
                                                                                                         -----------
South Dakota (1.2%)
   South Dakota, Housing Development Authority Homeownership
    Mortgage Bonds, 2001 Series D and 2001 Series E              5.000%  05/01/2014  Aa1      4,680,000    4,721,746
                                                                                                         -----------
Tennessee (2.6%)
   Nashville & Davidson County, Tennessee, General Obligation
   Refunding Bonds of 1993                                       5.000%  05/15/2003  Aa2      2,000,000    2,061,360

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                  (Unaudited)


                                                                                                   Rating
                                                                               Coupon  Maturity   (Moody's    Principal
                                                                                rate     date      or S&P)     amount       Value
                                                                                ----     ----      -------     ------       -----
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
     Nashville & Davidson County, Tennessee, Water and Sewer Revenue
      Refunding Bonds, Series 1993                                             4.900%   01/01/2004   Aaa    $ 1,500,000  $ 1,557,030
     Nashville & Davidson County, Tennessee, General Obligation Refunding
      Bonds of 1993                                                            5.000%   05/15/2005   Aa2      1,800,000    1,911,150
     Nashville & Davidson County, Tennessee, Water and Sewer Revenue
      Refunding Bonds, Series 1996                                             5.250%   01/01/2008   Aaa      4,500,000    4,821,480
                                                                                                                          ----------
                                                                                                                          10,351,020
                                                                                                                          ----------
Texas (5.9%)
     Texas Public Finance Authority, State of Texas, General Obligation
      Refunding Bonds, Series 1992A                                            5.700%   10/01/2003   Aa1      2,000,000    2,095,480
     City of Dallas, Texas, Waterworks and Sewer System Revenue Refunding
      Bonds, Series 1993                                                       4.900%   04/01/2004   Aa2      2,000,000    2,040,560
     Carrollton-Farmers Branch Independent School District (Dallas and
     Denton Counties, Texas) School Building Unlimited Tax Bonds, Series
     1996 (Prerefunded to 02-15-2006 @ 100)                                    5.200%   02/15/2008   Aaa      2,355,000    2,529,670
     Carrollton-Farmers Branch Independent School District (Dallas County,
      Texas) School Building Unlimited Tax Bonds, Series 1999                  5.375%   02/15/2008   Aaa      1,000,000    1,083,450
     State of Texas, Public Finance Authority, General Obligation Refunding
      Bonds, Series 1996B                                                      5.400%   10/01/2008   Aa1      3,000,000    3,211,710
     Carrollton-Farmers Branch Independent School District (Dallas County,
      Texas) School Building Unlimited Tax Bonds, Series 1999                  5.500%   02/15/2009   Aaa      2,455,000    2,682,775
     Fort Worth Independent School District (Tarrant County, Texas), School
      Building Unlimited Tax Bonds, Series 2000                                5.500%   02/15/2010   Aaa      3,000,000    3,274,950
     City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
      New Series 2000A                                                         5.750%   02/01/2012   Aa1      2,000,000    2,184,840
     McKinney Independent School District (Collin County, Texas), School
      Building Unlimited Tax Bonds, Series 2000                                5.125%   02/15/2012   Aaa      2,115,000    2,225,509
     Round Rock Independent School District, Williamson and Travis Counties,
      Texas, Unlimited Tax School Building and Refunding Bonds Series 1999,    4.750%   08/01/2015   Aaa      2,250,000    2,253,825
                                                                                                                          ----------
                                                                                                                          23,582,769
                                                                                                                          ----------
Utah (1.1%)
     Salt Lake County, Utah, General Obligation Jail Bonds, Series
      1995(Prerefunded to 12-15-2005 @ 100)                                    5.000%   12/15/2007   Aaa      2,780,000    2,986,971
     City of Provo, Utah County, Utah, General Obligation Library Bonds,
      Series 1999                                                              5.250%   03/01/2009   Aaa      1,300,000    1,399,021
                                                                                                                          ----------
                                                                                                                           4,385,992
                                                                                                                          ----------
Virginia (1.3%)
     Virginia Housing Developement Authority, Commonwealth Mortgage Bonds      5.350%   01/01/2013   Aa1      2,885,000    3,003,747
     Virginia Public School Authority, School Financing Bonds (1997
      Resolution), Series 2001A                                                5.000%   08/01/2014   Aa1      2,000,000    2,093,800
                                                                                                                          ----------
                                                                                                                           5,097,547
                                                                                                                          ----------
Washington (6.3%)
     Washington Public Power Supply System Nuclear Project No. 1, Revenue
      Refunding Bonds, Series 1990C (Escrowed to maturity)                     7.700%   07/01/2002   Aa1      1,000,000    1,004,510


                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                  (Unaudited)

                                                                                                   Rating
                                                                               Coupon  Maturity   (Moody's  Principal
                                                                                rate    date       or S&P)   amount        Value
                                                                               ------  ---------- -------  -----------  -----------
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
     Washington Public Power Supply System Nuclear Project No. 3, Refunding
      Revenue Bonds, Series 1993C                                              4.800%  07/01/2003   Aa1    $ 2,000,000  $ 2,056,720
     Federal Way School District No. 210, King County, Washington, Unlimited
      Tax General Obligation and Refunding Bonds, Series 1993                  5.250%  12/01/2003   Aaa      2,520,000    2,637,659
     City of Seattle, Washington, Unlimited Tax General Obligation Refunding
      Bonds of 1993                                                            4.800%  12/01/2004   Aaa      2,000,000    2,023,760
     Lakewood School District No. 306, Snohomish County, Washington, Unlimited
      Tax General Obligation Bonds, 2000                                       5.550%  12/01/2010   Aa1      2,035,000    2,242,204
     State of Washington, General Obligation Bonds, Series 1993A               5.750%  10/01/2012   Aa1      4,435,000    4,972,478
     State of Washington, General Obligation Bonds, Series 1993A (Escrowed to
      maturity)                                                                5.750%  10/01/2012   Aa1         65,000       73,481
     City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds,
      1998                                                                     4.600%  06/01/2013   Aaa      2,000,000    2,017,300
     Seattle, Washington, Water System Revenue 1998                            5.000%  10/01/2013   Aa2      2,495,000    2,588,063
     City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds,
      1998                                                                     4.650%  06/01/2014   Aaa      2,605,000    2,619,327
     State of Washington, Variable Purpose General Obligation Refunding Bonds,
      Series R-99A                                                             4.750%  01/01/2015   Aa1      3,000,000    3,002,850
                                                                                                                        -----------
                                                                                                                         25,238,352
                                                                                                                        -----------
West Virginia (0.7%)
     State of West Virginia, State Road General Obligation Bonds, Series 1998  5.000%  06/01/2013   Aaa      2,540,000    2,637,206
                                                                                                                        -----------
 Wisconsin (4.6%)
     Milwaukee, Wisconsin, Metropolitan Sewerage District General
     Obligation Capital Purpose Bonds, Series 1990A (Escrowed to maturity)     6.700%  10/01/2002   Aa1      3,500,000    3,558,730
     State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 1  5.300%  11/01/2003   Aa3      2,000,000    2,087,580
     State of Wisconsin, General Obligation Bonds of 1995, Series A
     (Prerefunded to 5-1-2005 @ 100)                                           6.000%  05/01/2008   Aaa      2,000,000    2,179,100
     State of Wisconsin,General Obligation Refunding Bonds of 1993, Series 2   5.125%  11/01/2010   Aa3      2,500,000    2,679,275
     Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B  4.800%  03/01/2012   Aaa      2,180,000    2,230,947
     Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B  4.800%  03/01/2013   Aaa      2,220,000    2,259,427
     City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin,
      Water System Revenue Refunding Bonds, Series 2001                        5.375%  01/01/2016   Aaa      2,985,000    3,128,011
                                                                                                                        -----------
                                                                                                                         18,123,070
                                                                                                                        -----------
Wyoming (0.4%)
     Natrona County, Wyoming, School District No. 1 General Obligation Bonds,
      Series 1994 (Prerefunded to 7-1-2004 @ 100)                              5.450%  07/01/2006   Aaa      1,600,000    1,702,400
                                                                                                                        -----------
Total Long-term Municipal Bonds
 (cost $374,240,965)                                                                                                    394,174,160
                                                                                                                        -----------

                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2002
                                   (Unaudited)

                                                             Shares or
                                                             principal
                                                              amount            Value
                                                              ------            -----

Short-term Investments(0.5%)
   JP Morgan Vista Treasury Plus Money Market Fund        $ 1,832,182      $  1,832,182
                                                          -----------      ------------
Total Short-term Investments (cost $1,832,182)                                1,832,182
                                                                           ------------
TOTAL INVESTMENTS (99.3%)
   (cost $376,073,147)                                                      396,006,342
OTHER ASSETS, NET OF LIABILITIES (0.7%)                                       2,991,071
                                                                           ------------
NET ASSETS (100.0%)                                                        $398,997,413
                                                                           ============

At May 31, 2002, net unrealized appreciation of $19,933,195 consisted of gross unrealized appreciation of $19,974,164 and gross unrealized depreciation of $40,969 based on cost of $376,073,147 for federal income tax purposes.

Long-term Municipal Bonds consisted of 15.4% Advanced Refund Bonds, 65.7% General Obligation Bonds, and 18.9% Municipal Revenue Bonds.

                 See accompanying notes to financial statements.

                      (This page intentionally left blank.)

                       STATE FARM ASSOCIATES' FUNDS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 2002
                                  (Unaudited)

                                                                                                   Municipal
                                                             Growth        Balanced      Interim     Bond
                                                              Fund           Fund         Fund       Fund
                                                         --------------  -----------  ----------- -----------
Assets
   Investments in securities
     At identified cost                                  $1,349,061,696  578,504,256  161,274,166 376,073,147
                                                         ==============  ===========  =========== ===========
     At value                                            $2,482,532,999  872,282,057  165,469,641 396,006,342
   Receivable for:
     Dividends and interest                                   5,004,722    5,743,170    1,596,998   6,364,342
     Shares of the Fund sold                                  4,723,111    1,142,868      734,263     216,220
     Securities sold                                          3,944,107    1,069,460           --          --
   Prepaid expenses                                              13,639        4,762          950       2,153
                                                         --------------  -----------  ----------- -----------
     Total assets                                         2,496,218,578  880,242,317  167,801,852 402,589,057
                                                         --------------  -----------  ----------- -----------
Liabilities and Net Assets
   Dividends to shareowners                                          --           --    1,305,961   3,285,204
   Payable for:
     Shares of the Fund redeemed                              1,144,687      519,853      634,225     145,297
     Securities purchased                                     5,078,804           --           --          --
     Manager                                                    753,114      291,952       72,258     142,203
   Accrued liabilities                                           49,746       21,029        5,136      18,940
                                                         --------------  -----------  ----------- -----------
     Total liabilities                                        7,026,351      832,834    2,017,580   3,591,644
   Net assets applicable to shares outstanding of        --------------  -----------  ----------- -----------
    common stock                                         $2,489,192,227  879,409,483  165,784,272 398,997,413
                                                         --------------  -----------  ----------- -----------
   Fund shares outstanding                                   58,492,681   19,095,010   16,864,813  46,718,209
   Net asset value, offering price and redemption price
    per share                                            $        42.56        46.05         9.83        8.54
                                                         ==============  ===========  =========== ===========
Analysis of Net Assets
   Paid in capital                                       $1,359,667,313  570,982,439  170,378,620 379,039,161
   Accumulated net realized gain (loss)                     (27,837,755)  (5,863,929)  (8,789,823)     25,057
   Net unrealized appreciation                            1,133,471,303  293,777,801    4,195,475  19,933,195
   Undistributed net investment income                       23,891,366   20,513,172           --          --
                                                         --------------  -----------  -----------  ----------
   Net assets applicable to shares outstanding           $2,489,192,227  879,409,483  165,784,272 398,997,413
                                                         ==============  ===========  =========== ===========

                 See accompanying notes to financial statements.

                                  STATE FARM ASSOCIATES' FUNDS TRUST
                                      STATEMENTS OF OPERATIONS

                                                                                                Growth Fund
                                                                                        --------------------------
Six months ended May 31, 2002 (Unaudited) and the Year ended November 30, 2001              2002          2001
------------------------------------------------------------------------------          ------------   -----------

Investment Income:
   Dividends                                                                            $ 18,949,482    35,265,342
   Interest                                                                                  441,250     2,655,436
   Tax-exempt interest                                                                            --            --
                                                                                        ------------  ------------
                                                                                          19,390,732    37,920,778
   Less: foreign withholding taxes                                                           273,948       448,741
                                                                                        ------------  ------------
     Total investment income                                                              19,116,784    37,472,037

Expenses:
   Investment advisory and management fees                                                 1,347,016     2,794,914
   Reports to shareowners                                                                     65,015       143,771
   Trustees' fees                                                                             28,153        54,771
   Professional fees                                                                          21,311        98,751
   ICI dues                                                                                   14,368        47,197
   Registration fees                                                                           8,957        15,340
   Fidelity bond expense                                                                       5,068        11,410
   Custodian fees                                                                              2,968         9,287
   Security evaluation fees                                                                    1,121         2,713
   Franchise taxes                                                                                --        20,235
   Proxy and related expense                                                                      --       131,246
                                                                                        ------------  ------------
     Total expenses                                                                        1,493,977     3,329,635
                                                                                        ------------  ------------
Net investment income                                                                     17,622,807    34,142,402

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments                                     (27,010,988)    24,631,086
   Net realized gain (loss) on foreign currency                                            (826,767)            --
   Change in net unrealized appreciation or depreciation on investments                 (64,983,617)  (358,088,495)
                                                                                       ------------   ------------
Net realized and unrealized gain (loss) on investments                                  (92,821,372)  (333,457,409)
                                                                                       ------------   ------------
Net change in net assets resulting from operations                                     $(75,198,565)  (299,315,007)
                                                                                       ============   ============

                 See accompanying notes to financial statements.


             Balanced Fund                         Interim Fund                    Municipal Bond Fund
     -------------------------------       -----------------------------       ---------------------------
         2002               2001               2002             2001              2002             2001
     ------------       ------------       -----------       -----------       ----------       ----------

        4,647,202          8,575,737                --                --               --               --
        9,642,306         20,557,414         3,954,800         8,230,286           55,804          372,015
               --                 --                --                --        9,597,528       18,326,519
     ------------       ------------       -----------       -----------       ----------       ----------
       14,289,508         29,133,151         3,954,800         8,230,286        9,653,332       18,698,534
           80,626            131,898                --                --               --               --
     ------------       ------------       -----------       -----------       ----------       ----------
       14,208,882         29,001,253         3,954,800         8,230,286        9,653,332       18,698,534


          517,793          1,058,609           119,944           215,026          233,464          448,515
           26,073             52,798             7,166             9,037            7,329            9,930
            9,841             18,874             1,833             2,938            4,332            7,790
           13,702             44,562             9,879            21,137           13,007           34,848
            5,211             15,441             1,074             1,916            2,402            5,545
            8,873              8,913             2,616            12,735            5,438           14,036
            2,720              6,638               987             2,818            1,535            3,996
            3,276              6,535             1,283             2,574            1,875            3,761
            4,661              8,907               728             1,429           20,674           42,364
               --             17,156                --            11,673               --           20,627
               --             43,388                --             5,338               --           15,906
     ------------       ------------       -----------       -----------       ----------       ----------
          592,150          1,281,821           145,510           286,621          290,056          607,318
     ------------       ------------       -----------       -----------       ----------       ----------
       13,616,732         27,719,432         3,809,290         7,943,665        9,363,276       18,091,216


       (5,630,489)         4,763,257            30,762         (1,179,218)         46,077           57,600
         (233,440)                --                --                --               --               --
      (20,068,314)       (76,912,974)       (1,341,313)         5,657,338        1,498,858      11,244,514
     ------------        -----------       -----------       ------------      -----------      ----------
      (25,932,243)       (72,149,717)       (1,310,551)         4,478,120        1,544,935      11,302,114
     ------------       ------------       -----------       ------------      -----------      ----------
      (12,315,511)       (44,430,285)        2,498,739         12,421,785       10,908,211      29,393,330
     ============       ============       ===========       ============      ===========      ==========









                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Growth Fund
                                                                                         -----------------------------
Six months ended May 31, 2002 (Unaudited) and the Year ended November 30, 2001                2002             2001
------------------------------------------------------------------------------           -------------   -------------

From operations:
   Net investment income                                                                 $  17,622,807       34,142,402
   Net realized gain (loss)                                                                (27,837,755)      24,631,086
   Change in net unrealized appreciation or depreciation                                   (64,983,617)    (358,088,495)
                                                                                         --------------  --------------
Net change in net assets resulting from operations                                         (75,198,565)    (299,315,007)

Undistributed net investment income included in price of shares issued and redeemed            145,712           17,816

Distributions to shareowners from and in excess of:
   Net investment income                                                                   (17,371,851)     (34,246,638)
   Net realized gain                                                                       (24,631,086)      (8,445,081)
                                                                                         --------------  --------------
Total distributions to shareowners                                                         (42,002,937)     (42,691,719)

From Fund share transactions:
   Proceeds from shares sold                                                                164,749,628     247,215,162
   Reinvestment of distributions                                                             16,678,922      41,061,671
                                                                                         --------------  --------------
                                                                                            181,428,550     288,276,833
   Less payments for shares redeemed                                                        111,969,447     252,177,650
                                                                                         --------------  --------------
Net increase (decrease) in net assets from Fund share transactions                           69,459,103      36,099,183
                                                                                         --------------  --------------
Total increase (decrease) in net assets                                                     (47,596,687)   (305,889,727)
                                                                                         --------------  --------------
Net assets:
   Beginning of period                                                                    2,536,788,914   2,842,678,641
                                                                                         --------------  --------------
   End of period*                                                                        $2,489,192,227   2,536,788,914
                                                                                         ==============  ==============
*Including undistributed net investment income                                               23,891,366    $ 23,494,698
                                                                                         ==============  ==============










                 See accompanying notes to financial statements.


               Balanced Fund                      Interim Fund                 Municipal Bond Fund
      ------------------------------      ---------------------------     -----------------------------
          2002              2001              2002            2001            2002              2001
      ------------------------------      ---------------------------     -----------------------------

        13,616,732        27,719,432        3,809,290       7,943,665       9,363,276        18,091,216
        (5,863,929)        4,763,257           30,762      (1,179,218)         46,077            57,600
       (20,068,314)      (76,912,974)      (1,341,313)      5,657,338       1,498,858        11,244,514
       -----------      ------------      -----------     -----------     -----------      ------------
       (12,315,511)      (44,430,285)       2,498,739      12,421,785      10,908,211        29,393,330

            65,865           (53,507)              --              --              --                --


       (13,846,520)      (27,266,950)      (3,809,290)     (7,943,665)     (9,363,276)      (18,091,216)
          (507,022)               --               --              --              --                --
      ------------      ------------      -----------     -----------     -----------      ------------
       (14,353,542)      (27,266,950)      (3,809,290)     (7,943,665)     (9,363,276)      (18,091,216)


        46,523,923        84,932,598       30,732,412     115,155,613      15,906,434        31,405,554
        13,225,806        26,043,663        3,708,446       7,031,398       6,850,147        13,367,831
      ------------      ------------      -----------     -----------     -----------      ------------
        59,749,729       110,976,261       34,440,858     122,187,011      22,756,581        44,773,385
        41,551,342        97,196,383       40,142,070      68,310,317      13,141,639        20,704,199
      ------------      ------------      -----------     -----------     -----------      ------------
        18,198,387        13,779,878       (5,701,212)     53,876,694       9,614,942        24,069,186
      ------------      ------------      -----------     -----------     -----------      ------------
        (8,404,801)      (57,970,864)      (7,011,763)     58,354,814      11,159,877        35,371,300
      ------------      ------------      ------------    -----------     -----------      ------------

       887,814,284       945,785,148      172,796,035     114,441,221     387,837,536       352,466,236
      ------------      ------------      -----------     -----------     -----------      ------------
       879,409,483       887,814,284      165,784,272     172,796,035     398,997,413       387,837,536
      ============      ============      ===========     ===========     ===========      ============
        20,513,172        25,214,338               --              --              --                --
      ============      ============      ===========     ===========     ===========      ============









                 See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

The State Farm Associates' Funds Trust has four separate investment portfolios (the "Funds"). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund invests in bonds and preferred stocks to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Fund seeks to achieve its investment objective through investment in high quality debt securities with primarily short-term (six or seven years) and intermediate-term (up to fifteen years) maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified portfolio of Municipal Bonds with maturities of one to seventeen years.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

2. Significant accounting policies

 Securities valuation

Investments are stated at value. Stocks traded on domestic or foreign securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation on the exchange in which the security is traded most extensively or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or their delegate.

 Securities transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

 Change in accounting principle

As required, effective December 1, 2001, the Balanced and Interim Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to December 1, 2001, these Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in $4,537,243 and $2,134,691 reductions in cost of securities for the Balanced Fund and Interim fund, respectively, and corresponding increases in net unrealized appreciation (depreciation), based on securities held by the Funds on December 1, 2001.

The effect of this change for the Balanced Fund for the six months ended May 31, 2002, was to decrease net investment income by $393,115, decrease net unrealized depreciation by $18,144, and decrease net realized losses by $411,259.

The effect of this change for the Interim Fund for the six months ended May 31, 2002, was to decrease net investment income by $752,207, increase net unrealized appreciation by $510,508, and increase net realized gains by $241,699.

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes in presentation.

                       STATE FARM ASSOCIATES' FUNDS TRUST

 Securities purchased on a "when-issued" basis

The Municipal Bond Fund may purchase municipal bonds on a `when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2002, the Municipal Bond Fund had no outstanding when-issued securities.

 Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time). The net asset value per share is computed by dividing the total value of a Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

 Federal income taxes, dividends and distributions to shareowners

It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund's fiscal year. Dividends and distributions payable to shareowners are recorded by the respective Fund on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the respective Fund.

The tax character of distributions for all Funds were the same as the distributions reflected in the statement of changes in net assets.

On June 25, 2002, the Growth Fund declared an ordinary income dividend of $0.29 per share to shareowners of record on June 25, 2002 (reinvestment date June 26, 2002).

On June 25, 2002, the Balanced Fund declared an ordinary income dividend of $0.71 per share to shareowners of record on June 25, 2002 (reinvestment date June 26, 2002).

At November 30, 2001, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied, against future capital gains if any. If not applied the carryforwards will expire as follows:

  Expiration           Interim          Municipal
     year               Fund            Bond Fund
  ----------           -------          ---------
     2002            $ 335,277             --
     2003              321,293             --
     2004              363,957             --
     2005              922,190             --
     2006              994,996             --
     2007              884,533             --
     2008            3,819,121         21,020
     2009            1,179,218             --
     ----            ---------         ------
     Total:         $8,820,585         21,020

The Interim Fund had a capital loss carryover of $162,716 that expired in 2001 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

 Equalization accounting

A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income for the Growth Fund and Balanced Fund. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.

                       STATE FARM ASSOCIATES' FUNDS TRUST

 Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with unrealized gains and losses on investment securities.

 Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

 Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

 3. Transactions with affiliates

Each Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which each Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) at the following rates:

   Growth Fund         .20% of the first $100 million of average net assets
                       .15% of the next $100 million of average net assets
                       .10% of the average net assets in excess of $200 million

   Balanced Fund       .20% of the first $100 million of average net assets
                       .15% of the next $100 million of average net assets
                       .10% of the average net assets in excess of $200 million

   Interim Fund        .20% of the first $50 million of average net assets
                       .15% of the next $50 million of average net assets
                       .10% of the average net assets in excess of $100 million

   Municipal Bond      .20% of the first $50 million of average net assets
       Fund            .15% of the next $50 million of average net assets
                       .10% of the average net assets in excess of $100 million


The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Funds' independent trustees.

 4. Investment transactions

Investment transactions (exclusive of short-term instruments) for each of the fiscal years were as follows:

                                     Six months ended     Year ended
                                       May 31, 2002      November 30,
                                       (Unaudited)           2001
                                     ----------------    ------------
Growth Fund

   Purchases                            $140,178,688      196,260,873

   Proceeds from sales                    99,561,322      116,474,646

Balanced Fund

   Purchases                              40,258,100       89,974,852

   Proceeds from sales                    24,183,328       78,906,153

Interim Fund

   Purchases                               2,180,783       69,893,855

   Proceeds from sales                     5,536,797       22,500,000

Municipal Bond Fund

   Purchases                              38,658,306       44,054,006

   Proceeds from sales                    22,936,273       22,041,756

                       STATE FARM ASSOCIATES' FUNDS TRUST

5. Fund share transactions

Proceeds and payments on Fund shares as shown in each Fund's Statement of Changes in Net Assets are in respect of the following number of shares:

                                               Six months ended             Year ended
                                                 May 31, 2002              November 30,
                                                 (Unaudited)                   2001
                                                 -----------               ------------
Growth Fund

Shares sold                                      3,749,337                  5,371,786
Shares issued in reinvestment of
   ordinary income dividends and
   realized gain distributions                     377,095                    840,427
                                                 ---------                 ----------
                                                 4,126,432                  6,212,213
Less shares redeemed                             2,554,540                  5,555,293
                                                 ---------                 ----------
Net increase in shares
   outstanding                                   1,571,892                    656,920
                                                 =========                 ==========


Balanced Fund

Shares sold                                      1,001,455                  1,767,977
Shares issued in reinvestment of
   ordinary income dividends and
   realized gain distributions                     282,542                    525,932
                                                 ---------                 ----------
                                                 1,283,997                  2,293,909
Less shares redeemed                               894,716                  2,043,125
                                                 ---------                 ----------
Net increase (decrease) in shares
   outstanding                                     389,281                    250,784
                                                 =========                 ==========

Interim Fund

Shares sold                                      3,134,466                 11,727,095
Shares issued in reinvestment of
   ordinary income dividends and
   realized gain distributions                     379,738                    720,600
                                                 ---------                 ----------
                                                 3,514,204                 12,447,695
Less shares redeemed                             4,095,055                  6,982,130
                                                 ---------                 ----------
Net increase (decrease) in shares
   outstanding                                   (580,851)                  5,465,565
                                                 =========                 ==========


Municipal Bond Fund

Shares sold                                      1,875,666                  3,687,722
Shares issued in reinvestment of
   ordinary income dividends and
   realized gain distributions                     815,474                  1,682,684
                                                 ---------                 ----------
                                                 2,691,140                  5,264,216
Less shares redeemed                             1,549,877                  2,438,096
                                                 ---------                 ----------
Net increase (decrease) in shares
   outstanding                                   1,141,263                  2,826,120
                                                 =========                 ==========

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                          Six months ended              Year ended November 30,
                                                            May 31, 2002    -----------------------------------------------
                                                             (Unaudited)     2001       2000      1999      1998      1997
                                                          ----------------  ------     ------    ------    ------    ------
Net asset value, beginning of period                           $ 44.57       50.52      51.96     44.65     39.48     34.55
Income from Investment Operations
   Net investment income (a)                                      0.30        0.60       0.65      0.62      0.61      0.62
   Net gain (loss) on investments (both realized and
    unrealized)                                                  (1.57)      (5.79)     (1.21)     7.33      6.33      7.23
                                                               -------      ------      -----     -----     -----     -----
   Total from investment operations                              (1.27)      (5.19)     (0.56)     7.95      6.94      7.85
                                                               -------      ------      -----     -----     -----     -----
Less Distributions
   Net investment income                                         (0.31)      (0.61)     (0.65)    (0.59)    (0.64)    (0.61)
   Net realized gain                                             (0.43)      (0.15)     (0.23)    (0.05)    (1.13)    (2.31)
                                                               -------      ------      -----     -----     -----     -----
   Total distributions                                           (0.74)      (0.76)     (0.88)    (0.64)    (1.77)    (2.92)
                                                               -------      ------      -----     -----     -----     -----
Net asset value, end of period                                 $ 42.56       44.57      50.52     51.96     44.65     39.48
                                                               =======      ======      =====     =====     =====     =====
Total Return                                                     (2.92)%    (10.41)%    (1.20)    17.93%    18.17%    24.80%
Ratios/Supplemental Data
Net assets, end of period (millions)                         $ 2,489.2     2,536.8    2,842.7   2,786.4   2,285.5   1,821.1
Average net asset ratios
   Expenses                                                       0.12%(b)    0.13%      0.11%     0.12%     0.12%     0.12%
   Net investment income                                          1.39%(b)    1.29%      1.16%     1.27%     1.47%     1.78%
Portfolio turnover rate                                              8%(b)       5%         3%        2%        1%        6%

(a) The per share data was calculated using the weighted average shares method in 2002 and 2001.
(b)  Determined on an annualized basis.



                 See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                   Six months ended        Year ended November 30,
                                                     May 31, 2002   -------------------------------------
                                                     (Unaudited)     2001   2000   1999     1998    1997
                                                   ---------------- ------ ------ ------   ------  ------
Net asset value, beginning of period                   $ 47.46       51.25  52.79  49.54    46.09   42.04
Income from Investment Operations
   Net investment income (a)                              0.72        1.48   1.50   1.51     1.54    1.40
   Net gain (loss) on investments (both realized
   and unrealized)                                       (1.36)      (3.80) (0.91)  3.23     4.14    5.45
                                                       -------       -----  -----  -----    -----   -----
   Total from investment operations                      (0.64)      (2.32)  0.59   4.74     5.68    6.85
                                                       -------       -----  -----  -----    -----   -----
Less Distributions
   Net investment income                                 (0.74)      (1.47) (1.56) (1.47)   (1.54)  (1.47)
   Net realized gain                                     (0.03)         --  (0.57) (0.02)   (0.69)  (1.33)
                                                       -------       -----  -----  -----    -----   -----
   Total distributions                                   (0.77)      (1.47) (2.13) (1.49)   (2.23)  (2.80)
                                                       -------       -----  -----  -----    -----   -----
Net asset value, end of period                           46.05       47.46  51.25  52.79    49.54   46.09
                                                       =======       =====  =====  =====    =====   =====
Total Return
                                                         (1.38)%     (4.63)% 0.97%  9.72%   12.72%  17.33%
Ratios/Supplemental Data
Net assets, end of period (millions)                   $ 879.4       887.8  945.8  990.7    893.2   762.3

Average net asset ratios
   Expenses                                               0.13%(b)    0.14%  0.13%  0.13%    0.14%   0.14%
   Net investment income                                  3.07%(b)    3.05%  2.74%  2.96%    3.34%   3.42%

Portfolio turnover rate                                      6%(b)       9%     5%     5%       2%      6%

(a) The per share data was calculated using the weighted average shares method in 2002 and 2001.
(b)  Determined on an annualized basis.


                 See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                  Six months ended                 Year ended November 30,
                                                                    May 31, 2002      ----------------------------------------------
                                                                    (Unaudited)        2001      2000      1999      1998      1997
                                                                  ----------------    ------    ------    ------    ------    ------
Net asset value, beginning of period                                   $ 9.90          9.55      9.47      9.98      9.85      9.98

Income from Investment Operations
  Net investment income                                                  0.23          0.56      0.63      0.64      0.68      0.69
  Net gain (loss) on investments (both realized and unrealized)         (0.07)         0.35      0.08     (0.51)     0.13     (0.13)
                                                                       ------         -----     -----     -----     -----     -----
  Total from investment operations                                       0.16          0.91      0.71      0.13      0.81      0.56
                                                                       ------         -----     -----     -----     -----     -----
Less Distributions

  Net investment income                                                 (0.23)        (0.56)    (0.63)    (0.64)    (0.68)    (0.69)
                                                                       ------         -----     -----     -----     -----     -----
  Total distributions                                                   (0.23)        (0.56)    (0.63)    (0.64)    (0.68)    (0.69)
                                                                       ------         -----     -----     -----     -----     -----
Net asset value, end of period                                         $ 9.83          9.90      9.55      9.47      9.98      9.85
                                                                       ======         =====     =====     =====     =====     =====
Total Return                                                             1.60%         9.73%     7.70%     1.35%     8.31%     5.87%

Ratios/Supplemental Data
Net assets, end of period (millions)                                   $165.8         172.8     114.4     151.6     154.1     112.8

Average net asset ratios
  Expenses                                                               0.18%(a)      0.20%     0.20%     0.20%     0.21%     0.22%
  Net investment income                                                  4.61%(a)      5.67%     6.66%     6.63%     6.80%     7.03%
Portfolio turnover rate                                                     3%(a)        17%       12%       12%       14%       15%


(a) Determined on an annualized basis.



                 See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                    Six months ended                 Year ended November 30,
                                                      May 31, 2002      ----------------------------------------------
                                                      (Unaudited)        2001      2000      1999      1998      1997
                                                    ----------------    ------    ------    ------    ------    ------
Net asset value, beginning of period                     $ 8.51           8.24      8.12      8.55      8.43      8.44

Income from Investment Operations
   Net investment income                                   0.20           0.41      0.42      0.43      0.45      0.47
   Net gain (loss) on investments (both realized
   and unrealized)                                         0.03           0.27      0.12     (0.43)     0.12     (0.01)
                                                           ----          -----     -----     -----     -----     -----
   Total from investment operations                        0.23           0.68      0.54        --      0.57      0.46
                                                           ----          -----     -----     -----     -----     -----
Less Distributions
   Net investment income                                  (0.20)         (0.41)    (0.42)    (0.43)    (0.45)    (0.47)
   Net realized gain (a)                                     --             --        --        --        --        --
                                                         ------          -----     -----     -----     -----     -----
   Total distributions                                    (0.20)         (0.41)    (0.42)    (0.43)    (0.45)    (0.47)
                                                         ------          -----     -----     -----     -----     -----
Net asset value, end of period                           $ 8.54           8.51      8.24      8.12      8.55      8.43
                                                         ======          =====     =====     =====     =====     =====
Total Return                                               2.77%          8.39%     6.87%     0.04%     6.82%     5.68%

Ratios/Supplemental Data
Net assets, end of period (millions)                     $399.0          387.8     352.5     358.6     363.1     336.4

Average net asset ratios
   Expenses                                                0.15%(b)       0.16%     0.15%     0.16%     0.15%     0.15%
   Net investment income                                   4.78%(b)       4.84%     5.23%     5.20%     5.29%     5.61%

Portfolio turnover rate                                      12%(b)          6%        7%       10%        6%        6%

(a) Distributions representing less than $.01 per share were made in 1997.
(b) Determined on an annualized basis.


                 See accompanying notes to financial statements.

  State Farm Mutual Funds                                       U.S. POSTAGE
Three State Farm Plaza, R-4                                         PAID
 Bloomington, IL 61791-0001                                      STATE FARM
FORWARDING SERVICE REQUESTED                                 INSURANCE COMPANIES

                                                              PRESORTED STANDARD


[GRAPHIC]









                                   [LOGO]

                  State Farm Mutual Funds(TM)are not insurance
                          products and are offered by:
                         State Farm VP Management Corp.
               Underwriter and Distributor of Securities Products
                              One State Farm Plaza
                        Bloomington, Illinois 61710-0001
                                 1-800-447-0740


                            -----------------------------
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                            Insured
                            -----------------------------



190-4059.3-CH REV 01-2002 Printed in U.S.A.